UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2017

Real Estate Income and Growth Fund

Large Cap Value Fund

Municipal Tax Free Bond Fund

Income Fund

Income and Opportunity Fund

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are happy to have this opportunity to share with you, our shareholders, the Semi-Annual Report for the Spirit of America Real Estate Income and Growth Fund. This includes a review of our performance in the first six months of 2017, in addition to a discussion of the economy, and our thoughts on the securities markets.

At Spirit of America Investment Funds, our team takes a comprehensive approach to investing. We analyze economic trends, and evaluate industries that could benefit from those trends. Based upon this analysis, we select investments we believe are positioned to provide the best potential returns. Our portfolio managers utilize their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis.

The Spirit of America Real Estate Income and Growth Fund’s investment philosophy continues to be to seek enduring value in the physical structures of America by investing in real estate companies which own office buildings, shopping malls, hotels, apartments, and other income producing assets. Our goal is to maximize total return to shareholders by benefitting from the income generated through the rental of these properties, while also participating in potential long term appreciation of asset values.

We thank you for your support, and look forward to your future investment in the Spirit of America Real Estate Income and Growth Fund.

Sincerely,

David Lerner	Douglas Revello
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the June meeting of the policymaking Federal Open Market Committee, Fed officials voted to hike interest rates a quarter of a point up to a range of 1.00% to 1.25%. This is the second rate increase this year after they bumped rates a quarter point in March, and the fourth rise since December 2015. Despite these hikes, government bond yields have declined in recent months, and stocks have continued to gain in the second-longest bull market ever recorded. Fed officials also outlined a plan to reduce the $4.5 trillion balance sheet of bond holdings it accrued while trying to stimulate the economy during and after the financial crisis. So far, no timetable of when this balance sheet runoff has been released.

The June data released from the U.S. Bureau of Labor Statistics revealed the economy added 222,000 jobs. This growth was much better than expected, beating expectations of 179,000. Health care was the biggest contributor, with 37,000 new positions, and professional and business services adding 35,000. This report revised up the May and April jobs growth numbers to 158,000 and 207,000 respectively. Employment gains have averaged 180,000 per month in 2017, a shade below the 187,000 average in 2016. The unemployment rate held at 4.4%, slightly higher than the anticipated 4.3% rate. Wage growth was disappointing with average hourly earnings rising 2.5% on an annualized basis.

At the end of June, the U.S. Department of Commerce revised the gross domestic product (GDP) in a third estimate for the first quarter of 2017 up to a 1.4% annual growth rate. This is higher than the previous estimate of a 1.2% annual rate. Economic growth was boosted by an upward revision to consumer spending, which accounts for more than two-thirds of U.S. economic activity. Exports were also stronger than initially thought. Growth in the first quarter of 2017 was down from the 2.1% increase in the fourth quarter of 2016.

Market Commentary

Real Estate Investment Trust (“REIT”) returns were positive the first half of 2017, but underperformed the broader market. The FTSE NAREIT All REITs Index gained 5.4%, while the S&P 500 returned 9.3%. Infrastructure and data center REITs were among the top performing sectors over the first half of the year. Returns for both infrastructure REITs rose 22% through June 30. Over the same period, returns for manufactured home REITs climbed 18.7% and industrial REITs gained 11.2%.

Fund Summary

The Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), aims to provide high total return through a combination of capital appreciation and dividend income.

As of June 30, 2017 the Fund was invested over 93% in REITs. A REIT is a company that owns or finances income-producing real estate. REITs provide investors regular income streams, diversification and long-term capital appreciation. REITs typically pay out all of their taxable income as dividends to shareholders. REITs are tied to almost all aspects of the economy, including apartments, hospitals, hotels, industrial facilities, infrastructure, nursing homes, offices, shopping malls, storage centers, and student housing.

Return Summary

As of June 30, 2017, the Spirit of America Real Estate Income and Growth Fund, SOAAX (the “Fund”), had a total six month return of 4.22% (no load, gross of fees). This compares to the 2.65% returned by its benchmark, the MSCI US REIT Index, for the same period. The index returns do not take the maximum front end sales charge of 5.25% or the expense ratio of 1.50% for Class A shares of the Fund into account.

Including sales charge and expenses, as of June 30, 2017 the Fund’s Class A Shares one year return was -4.57%. The annualized five year return was 6.49%, while the average annual return over the past ten years was 1.78%.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2017

Residential (REITs)	22.49%	$24,215,645
Specialized (REITs)	21.13	22,746,880
Office (REITs)	12.20	13,127,478
Hotel & Resort (REITs)	11.05	11,899,638
Retail (REITs)	10.95	11,781,393
Industrial (REITs)	6.74	7,261,498
Energy	4.91	5,283,411
Diversified (REITs)	3.55	3,815,874
Mortgage (REITs)	3.19	3,429,512
Health Care (REITs)	3.04	3,276,237
Municipal Bonds	0.50	543,662
Financials	0.14	152,340
Money Market	0.07	75,903
Utilities	0.04	48,040
Total Investments	100.00%	$107,657,511

Average Annual Returns (Unaudited)

For the periods ended June 30, 2017

	Six months	1 Year	5 Year	10 Year
Class A Shares – with load	(2.03)%	(4.57)%	6.49%	1.78%
Class A Shares – no load	3.43%	0.73%	7.64%	2.33%
Class C Shares – with load[1]	2.13%	(0.95)%	6.88%	1.62%
Class C Shares – no load[1]	3.13%	(0.04)%	6.88%	1.62%
MSCI US REIT Index[2]	2.65%	(1.82)%	9.38%	5.94%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1.

2	The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We welcome this opportunity to share with you, our investors, the Semi-Annual Report for the Spirit of America Large Cap Value Fund along with our thoughts on the market and recent events.

At Spirit of America, we take a comprehensive approach to investing. Our portfolio managers use their extensive backgrounds in their respective fields to carefully scrutinize each security in the portfolio on an ongoing basis. We evaluate economic trends, we analyze sectors that could benefit from those trends, and finally, invest in companies that we believe possess strong fundamentals.

We believe that investing in sound companies with attractive valuations will help enhance the long-term return of the Fund.

The Spirit of America Large Cap Value Fund’s investment philosophy continues to be to focus on the large cap value segment of the U.S. equity market. Among the valuation factors used to evaluate these stocks are companies with lower debt ratios than their peer group and companies that are undervalued vs. the company’s intrinsic worth and future income potential.

We appreciate your continued support and look forward to your future investment in the Spirit of America Large Cap Value Fund.

Sincerely,

David Lerner	Alpana Sen
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the June meeting of the policymaking Federal Open Market Committee, Fed officials voted to hike interest rates a quarter of a point up to a range of 1.00% to 1.25%. This is the second rate increase this year after they bumped rates a quarter point in March, and the fourth rise since December 2015. Despite these hikes, government bond yields have declined in recent months, and stocks have continued to gain in the second-longest bull market ever recorded. Fed officials also outlined a plan to reduce the $4.5 trillion balance sheet of bond holdings it accrued while trying to stimulate the economy during and after the financial crisis. So far, no timetable of when this balance sheet runoff has been released.

The June data released from the U.S. Bureau of Labor Statistics revealed the economy added 222,000 jobs. This growth was much better than expected, beating expectations of 179,000. Health care was the biggest contributor, with 37,000 new positions, and professional and business services adding 35,000. This report revised up the May and April jobs growth numbers to 158,000 and 207,000 respectively. Employment gains have averaged 180,000 per month in 2017, a shade below the 187,000 average in 2016. The unemployment rate held at 4.4%, slightly higher than the anticipated 4.3% rate. Wage growth was disappointing with average hourly earnings rising 2.5% on an annualized basis.

At the end of June, the U.S. Department of Commerce revised the gross domestic product (GDP) in a third estimate for the first quarter of 2017 up to a 1.4% annual growth rate. This is higher than the previous estimate of a 1.2% annual rate. Economic growth was boosted by an upward revision to consumer spending, which accounts for more than two-thirds of U.S. economic activity. Exports were also stronger than initially thought. Growth in the first quarter of 2017 was down from the 2.1% increase in the fourth quarter of 2016.

Market Commentary

The stock market has performed well over the first half of 2017. Both the Dow and S&P 500 have gained more than 8%, and the Nasdaq rose over 14%. These are good returns for a full year, let alone six months. The rally has been broad too, 23 of the Dow 30 stocks are higher and 70% of the companies in the S&P 500 are up. This was the best start of the year for the S&P 500 since 2013, and for the Nasdaq since 2009.

Companies continue to benefit from low interest rates. While the Federal Reserve has raised its benchmark interest rate twice this year, rates on long-term bonds are still low, allowing companies to borrow money inexpensively.

Over the first six months of the year, information-technology stocks were up 16%, the best performing sector in the S&P 500. Notably, financial stocks got a boost in June after all 34 of the nation’s largest banks passed the stress tests from the Federal Reserve. Financial stocks were up almost 6% for the first half of the year. On the weaker side of the market, the telecommunications sector was down nearly 13% and the energy sector was down about 14% for the same period.

Fund Summary

The Spirit of America Value Fund, (SOAVX) (the “Fund”) seeks to provide capital appreciation with a secondary objective of current income. The emphasis of the Fund is focused on investing in a diversified portfolio. We are invested in all 11 sectors on the S&P 500 Index.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way – utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience.

Return Summary

The Spirit of America Large Cap Value Fund, SOAVX, had a total return of 9.21% (no load, gross of fees) over the first six months of the year. This compares to its benchmark, the S&P 500 Index, which was up 9.34% over the same time period.

Including the sales charge and expenses, as of June 30, 2017, the Fund’s Class A Shares one year return was 8.80%. The annualized five year return was 9.45% per year, while the annualized return over the past ten years was 4.78%.

5

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2017

Information Technology	22.75%	$19,930,916
Financials	13.98	12,249,171
Health Care	13.15	11,520,190
Consumer Discretionary	11.25	9,857,372
Industrials	9.29	8,141,500
Consumer Staples	8.78	7,691,567
Real Estate Investment Trusts	7.36	6,446,352
Energy	6.32	5,540,428
Telecommunication Services	2.76	2,420,692
Materials	1.84	1,608,874
Utilities	1.79	1,572,376
Money Market	0.73	641,161
Total Investments	100.00%	$87,620,599

Average Annual Returns (Unaudited)

For the periods ended June 30, 2017

	Six Months	1 Year	5 Year	10 Year
Class A Shares – with load	2.69%	8.80%	9.45%	4.78%
Class A Shares – no load	8.36%	14.81%	10.63%	5.34%
Class C Shares – with load[1]	6.97%	12.91%	9.82%	4.59%
Class C Shares – no load[1]	7.97%	13.91%	9.82%	4.59%
S&P 500 Index[2]	9.34%	17.90%	14.63%	7.18%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees.

2	S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are very pleased to provide the 2017 Semi-Annual Report for the Spirit of America Municipal Tax Free Bond Fund, (“the Fund”). We look forward to the continued inflows and further development of the Fund.

Our many years of experience in the municipal bond market have helped us to pursue a balance between yield and quality. Our goal is to continue seeking current income that is exempt from federal income tax, while employing a relatively conservative approach to investing in the municipal market. Although the mandate of the Fund allows it to invest in lower rated securities, at this time, the focus will continue to be investing in bonds which are investment grade.

We appreciate your support of our fund and look forward to your future investment in the Spirit of America Municipal Tax Free Bond Fund.

Thank you for being a part of the Spirit of America Family of Funds.

Sincerely,

David Lerner	Douglas Revello
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

7

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the June meeting of the policymaking Federal Open Market Committee, Fed officials voted to hike interest rates a quarter of a point up to a range of 1.00% to 1.25%. This is the second rate increase this year after they bumped rates a quarter point in March, and the fourth rise since December 2015. Despite these hikes, government bond yields have declined in recent months, and stocks have continued to gain in the second-largest bull market ever recorded. Fed officials also outlined a plan to reduce the $4.5 trillion balance sheet of bond holdings it accrued while trying to stimulate the economy during and after the financial crisis. So far, no timetable of when this balance sheet runoff has been released.

The June data released from the U.S. Bureau of Labor Statistics revealed the economy added 222,000 jobs. This growth was much better than expected, beating expectations of 179,000. Health care was the biggest contributor, with 37,000 new positions, and professional and business services adding 35,000. This report revised up the May and April jobs growth numbers to 158,000 and 207,000 respectively. Employment gains have averaged 180,000 per month in 2017, a shade below the 187,000 average in 2016. The unemployment rate held at 4.4%, slightly higher than the anticipated 4.3% rate. Wage growth was disappointing with average hourly earnings rising 2.5% on an annualized basis.

At the end of June, the U.S. Department of Commerce revised the gross domestic product (GDP) in a third estimate for the first quarter of 2017 up to a 1.4% annual growth rate. This is higher than the previous estimate of a 1.2% annual rate. Economic growth was boosted by an upward revision to consumer spending, which accounts for more than two-thirds of U.S. economic activity. Exports were also stronger than initially thought. Growth in the first quarter of 2017 was down from the 2.1% increase in the fourth quarter of 2016.

Market Commentary

The 30-Year US Treasury Yield moved from 3.05% on 1/3/17 to 2.83% on 6/30/17. At the same time, the MMD Tax-Free 30-Year AAA yield began the year at 3.05% on 1/3/17 and ended the second quarter at 2.79% on 6/30/17.

U.S. states, cities, schools and other issuers sold $187.2 billion of debt in the first half of 2017, a 12.9% drop from the same period last year. Refundings of outstanding bonds plummeted 26% to $99.4 billion through June 30, 2017. This compared with $134.3 billion the first half of 2016. New money bond issuance was up 8.7%.

Fund Summary

The Spirit of America Municipal Tax Free Bond Fund (SOAMX), (“the Fund”), seeks to provide high current income that is exempt from federal income tax, including the alternative minimum tax. The Fund focuses on quality credits in the municipal market. We are targeting a balance between attractive yield and quality investments.

As a municipal bond fund, the mandate allows the Fund to invest in lower rated securities; however, we have kept our focus on investing in bonds that are investment grade. Our plan is to continue with this relatively conservative approach to investing in the municipal market.

As of June 30, 2017, approximately 95.90% of the portfolio was above investment grade, with 90.57% rated “A” or better. The average rating of holdings in the Fund is AA-/Aa3.

One of the Fund’s goals has been to diversify with respect to geographic location and sector. As June 30, 2017, the Fund consists of different positions varied across 45 states, 2 territories and the District of Columbia. The holdings range throughout various sectors, including areas such as: general obligations, healthcare, education, industrial development and other public improvement bonds.

While it certainly has not been a primary goal of the Fund, we have been able to maintain a percentage of bonds in states and territories which have a state tax exemption in New York, New Jersey and Connecticut, where a majority of our clients reside. Additionally, Puerto Rico bonds are exempt from state tax. Due to the struggles Puerto Rico has been facing, the Fund continues to actively manage its Puerto Rico holdings. As of June 30, 2017, Puerto Rico holdings represent 1.02% of the portfolio, down from 1.53% at the end of 2016.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Return Summary

The Fund’s Class A Shares Net Asset Value (NAV) went from $9.33 to $9.46 during the first half of 2017. The Fund is currently at $103.2 million in net assets with 3,177 shareholder accounts as of June 30, 2017.

The Fund had a total return of 3.45% (no load, gross of fees) for the first six months of 2017. This compares to the 3.57% return of its benchmark, the Bloomberg Barclays Municipal Bond Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

Including the sales charge and expenses, as of June 30, 2017, the Fund’s Class A Shares one year return was -5.97%. The Fund’s Class A Shares had an annualized five year return of 1.55% and an annualized return since inception of 3.44%.

Our plan is to proceed with the same strategy that we have utilized since the Fund’s inception. We will continue to seek out municipal bonds that provide a balance between credit risk and the potential to offer high current income and consistently attractive yields.

Ratings are provided by Moody’s Investor Services and Standard & Poor’s.

The Moody’s ratings in the following ratings explanations are in parenthesis.

AAA (Aaa) - The highest rating assigned by Moody’s and S&P. Capacity to pay interest and repay principal is extremely strong.

AA (Aa) - Debt has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB (Baa) - Debt is regarded as having an adequate capacity to pay interest and repay principal. These ratings by Moody’s and S&P are the “cut-off” for a bond to be considered investment grade. Whereas debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal in this category than in higher-rated categories.

BB (Bb), B, CCC (Ccc), CC (Cc), C - Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or market exposure to adverse conditions and are not considered to be investment grade.

D - Debt rated “D” is in payment default. This rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Ratings are subject to change.

Ratings apply to the bonds in the portfolio. They do not remove market risk associated with the fund.

Ratings are based on Moody’s and S&P, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher of the two rating is applied thus improving the overall evaluation of the portfolio.

9

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2017

New York	24.27%	$24,872,184
Connecticut	10.96	11,228,889
New Jersey	9.10	9,324,800
Florida	7.36	7,539,154
Pennsylvania	6.60	6,767,600
Texas	4.33	4,437,622
California	3.89	3,989,826
Michigan	3.25	3,327,817
Indiana	2.80	2,868,964
Washington	1.87	1,914,305
Massachusetts	1.85	1,894,114
Maryland	1.65	1,688,387
District of Columbia	1.59	1,628,847
New Mexico	1.58	1,623,070
Georgia	1.49	1,525,943
Illinois	1.44	1,472,246
Rhode Island	1.37	1,407,749
Maine	1.10	1,130,626
Puerto Rico	1.02	1,040,936
Missouri	0.94	968,111
Louisiana	0.87	893,432
Nevada	0.83	853,369
Arizona	0.81	829,422
Ohio	0.75	765,663
Alaska	0.68	701,475

North Carolina	0.68%	$694,687
Money Market	0.68	693,056
Iowa	0.62	631,475
Colorado	0.59	609,733
Wyoming	0.48	495,199
Virginia	0.48	493,261
West Virginia	0.47	478,471
South Dakota	0.38	392,330
Oregon	0.35	360,284
Kentucky	0.35	357,991
Utah	0.34	342,159
Tennessee	0.32	332,755
Nebraska	0.28	286,652
Kansas	0.27	272,486
Mississippi	0.26	269,357
Oklahoma	0.25	256,945
Vermont	0.24	247,435
New Hampshire	0.11	110,778
Alabama	0.10	104,824
North Dakota	0.10	102,812
Virgin Islands	0.08	84,500
Wisconsin	0.08	84,182
South Carolina	0.05	52,728
Hawaii	0.04	44,204
Total Investments	100.00%	$102,492,855

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Returns (Unaudited)

For the periods ended June 30, 2017

	Six Months	1 Year	5 Year	Since Inception (February 29, 2008)
Class A Shares – with load	(1.95)%	(5.97)%	1.55%	3.44%
Class A Shares – no load	2.99%	(1.32)%	2.55%	3.99%
Class C Shares – with load[1]	1.55%	(3.34)%	1.63%	3.08%
Class C Shares – no load[1]	2.55%	(2.38)%	1.63%	3.08%
Bloomberg Barclays Municipal Bond Index[2]	3.57%	(0.49)%	3.26%	4.89%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees.

2	The Bloomberg Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

11

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are pleased to send you the 2017 Semi-Annual Report for the Spirit of America Income Fund, (the “Fund”). The Fund began operations on December 31, 2008.

As the first half of 2017 comes to an end, we couldn’t be more proud and excited about the progress of this fund. The Fund has over $200 million in assets under management and over 10,000 investors.

We firmly maintain our philosophy that striving for the optimal balance between yield and quality will continue to position us to achieve long term success for our clients. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction continues to be our primary goal. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

Your support is sincerely appreciated and we look forward to your continued confidence in the Spirit of America Income Fund.

Sincerely,

David Lerner	Mark Reilly
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the June meeting of the policymaking Federal Open Market Committee, Fed officials voted to hike interest rates a quarter of a point up to a range of 1.00% to 1.25%. This is the second rate increase this year after they bumped rates a quarter point in March, and the fourth rise since December 2015. Despite these hikes, government bond yields have declined in recent months, and stocks have continued to gain in the second-largest bull market ever recorded. Fed officials also outlined a plan to reduce the $4.5 trillion balance sheet of bond holdings it accrued while trying to stimulate the economy during and after the financial crisis. So far, no timetable of when this balance sheet runoff has been released.

The June data released from the U.S. Bureau of Labor Statistics revealed the economy added 222,000 jobs. This growth was much better than expected, beating expectations of 179,000. Health care was the biggest contributor, with 37,000 new positions, and professional and business services adding 35,000. This report revised up the May and April jobs growth numbers to 158,000 and 207,000 respectively. Employment gains have averaged 180,000 per month in 2017, a shade below the 187,000 average in 2016. The unemployment rate held at 4.4%, slightly higher than the anticipated 4.3% rate. Wage growth was disappointing with average hourly earnings rising 2.5% on an annualized basis.

At the end of June, the U.S. Department of Commerce revised the gross domestic product (GDP) in a third estimate for the first quarter of 2017 up to a 1.4% annual growth rate. This is higher than the previous estimate of a 1.2% annual rate. Economic growth was boosted by an upward revision to consumer spending, which accounts for more than two-thirds of U.S. economic activity. Exports were also stronger than initially thought. Growth in the first quarter of 2017 was down from the 2.1% increase in the fourth quarter of 2016.

Market Commentary

The stock market has performed well over the first half of 2017. Both the Dow and S&P 500 have gained more than 8%, and the Nasdaq rose over 14%. These are good returns for a full year, let alone six months. The rally has been broad too, 23 of the Dow 30 stocks are higher and 70% of the companies in the S&P 500 up. This was the best start of the year for the S&P 500 since 2013, and for the Nasdaq since 2009.

Companies also continue to benefit from low interest rates. While the Federal Reserve has raised its benchmark interest rate twice this year, rates on long-term bonds are still low, allowing companies to borrow money at manageable rates.

The 30-Year US Treasury Yield moved from 3.05% on 1/3/17 to 2.83% on 6/30/17. At the same time, the MMD Taxable 30-Year AAA yield began the year at 3.84% on 1/3/17 and ended the second quarter at 3.56% on 6/30/17.

U.S. states, cities, schools and other issuers sold $187.2 billion of debt in the first half of 2017, a 12.9% drop from the same period last year. Refundings of outstanding bonds plummeted 26% to $99.4 billion through June 30, 2017. This compared with $134.3 billion the first half of 2016. New money bond issuance was up 8.7%.

Fund Summary

The Spirit of America Income Fund, (SOAIX) (the “Fund”) is the second largest fund of the Spirit of America Family of Funds. The Fund’s objective is to seek high current income. The emphasis of the Fund is focused on investing in a diversified portfolio of taxable municipal bonds, income producing convertible securities, high yield U.S. corporate bonds, preferred stocks, collateralized mortgage obligations, and master limited partnerships (MLPs).

At the end of the first half of 2017, the Fund had over 74% of its assets in taxable municipal bonds, over 9% in preferred stock, over 8% in corporate bonds, and over 4% in MLPs. We remain diligent in our approach to the market. Here at Spirit of America each and every credit goes through rigorous credit analysis and we have a wealth of knowledge and experience in analyzing, trading, and evaluating U.S. securities.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model.

We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience. When we began the Fund, we felt the environment was favorable to create an income fund. While past performance is no guarantee of future results; our results have validated that belief.

13

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Return Summary

The Fund had a total return of 4.72% (no load, gross of fees) for the first six months of the year ending June 30, 2017. This compares to the 2.27% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

Including the sales charge and expenses, as of June 30, 2017, the Fund’s Class A Shares one year return was -3.67%. The Fund’s Class A Shares had an annualized five year return of 3.64% and an annualized return since inception of 7.60%.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk with an emphasis on quality.

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2017

Municipal Bonds	74.87%	$158,219,108
Preferred Stocks	9.49	20,055,736
Corporate Bonds	8.46	17,881,349
Common Stocks	6.85	14,471,085
Collateralized Mortgage Obligations	0.12	253,475
Money Market	0.21	430,348
Total Investments	100.00%	$211,311,101

Average Annual Returns (Unaudited)

For the periods ended June 30, 2017

	Six Months	1 Year	5 Year	Since Inception (December 31, 2008)
Class A Shares – with load	(0.76)%	(3.67)%	3.64%	7.60%
Class A Shares – no load	4.16%	1.17%	4.65%	8.22%
Class C Shares – with load[1]	2.72%	(0.58)%	3.85%	7.40%
Class C Shares – no load[1]	3.72%	0.39%	3.85%	7.40%
Bloomberg Barclays U.S. Aggregate Index[2]	2.27%	(0.31)%	2.21%	3.95%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Dear Shareholder,

We are pleased to send you the Semi-Annual Report for The Spirit of America Income and Opportunity Fund, (the “Fund”). The Fund began operations on July 8, 2013.

We hope you are as excited as we are to be a part of our fund. The Fund is designed to deliver attractive returns to our investors. Since its inception the Fund has experienced an increase in assets under management and we look forward to continued inflows in the upcoming year.

We firmly believe that striving for the optimal balance between yield and risk will position us to achieve long term success for our clients. Our dedication to providing our investors with a fund that will merit their long term commitment and satisfaction continues to be our primary goal. Now is an excellent time to team up with your Investment Counselor to evaluate your portfolio and make sure you are properly positioned to achieve your investment goals.

We appreciate your support of our fund and look forward to your continued investment in The Spirit of America Income and Opportunity Fund.

Sincerely,

David Lerner	William Mason
President	Portfolio Manager
Spirit of America Investment Fund, Inc.

15

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Economic Summary

At the June meeting of the policymaking Federal Open Market Committee, Fed officials voted to hike interest rates a quarter of a point up to a range of 1.00% to 1.25%. This is the second rate increase this year after they bumped rates a quarter point in March, and the fourth rise since December 2015. Despite these hikes, government bond yields have declined in recent months, and stocks have continued to gain in the second-largest bull market ever recorded. Fed officials also outlined a plan to reduce the $4.5 trillion balance sheet of bond holdings it accrued while trying to stimulate the economy during and after the financial crisis. So far, no timetable of when this balance sheet runoff has been released.

The June data released from the U.S. Bureau of Labor Statistics revealed the economy added 222,000 jobs. This growth was much better than expected, beating expectations of 179,000. Health care was the biggest contributor, with 37,000 new positions, and professional and business services adding 35,000. This report revised up the May and April jobs growth numbers to 158,000 and 207,000 respectively. Employment gains have averaged 180,000 per month in 2017, a shade below the 187,000 average in 2016. The unemployment rate held at 4.4%, slightly higher than the anticipated 4.3% rate. Wage growth was disappointing with average hourly earnings rising 2.5% on an annualized basis.

At the end of June, the U.S. Department of Commerce revised the gross domestic product (GDP) in a third estimate for the first quarter of 2017 up to a 1.4% annual growth rate. This is higher than the previous estimate of a 1.2% annual rate. Economic growth was boosted by an upward revision to consumer spending, which accounts for more than two-thirds of U.S. economic activity. Exports were also stronger than initially thought. Growth in the first quarter of 2017 was down from the 2.1% increase in the fourth quarter of 2016.

Market Commentary

The stock market has performed well over the first half of 2017. Both the Dow and S&P 500 have gained more than 8%, and the Nasdaq rose over 14%. These are good returns for a full year, let alone six months. The rally has been broad too, 23 of the Dow 30 stocks are higher and 70% of the companies in the S&P 500 up. This was the best start of the year for the S&P 500 since 2013, and for the Nasdaq since 2009.

Companies also continue to benefit from low interest rates. While the Federal Reserve has raised its benchmark interest rate twice this year, rates on long-term bonds are still low, allowing companies to borrow money at manageable rates.

The 30-Year US Treasury Yield moved from 3.05% on 1/3/17 to 2.83% on 6/30/17. At the same time, the MMD Taxable 30 Year AAA yield began the year at 3.84% on 1/3/17 and ended the second quarter at 3.56% on 6/30/17.

The Fund invests a portion of its assets in Master Limited Partnerships (MLPs). The Alerian MLP Index (AMZ), a capitalization-weighted composite of energy Master Limited Partnerships, had a total return of -2.66% for the six months ended June 30, 2017.

Fund Summary

The Spirit of America Income and Opportunity Fund’s, (SOAOX) (the “Fund”) objective is to provide shareholders with current income and the potential for capital appreciation. The emphasis of the Fund is focused on investing in a diversified portfolio of equity securities, fixed income securities, REIT’s, and master limited partnerships (MLPs).

At the end of the first half of 2017, the Fund had over 38% of its assets invested in taxable municipal bonds, over 20% in preferred stock, over 9% in master limited partnerships (MLPs), over 5% in corporate bonds, and over 26% in non-MLP common stock positions.

The Fund does not make decisions based on complicated algorithms. We are not a hedge fund. At Spirit of America, technology works for us; we do not work for technology. We do not receive buy signals from a computer generated model. We invest the old fashioned way — utilizing hard work, intensive research, and intuitive decisions. Our decisions are based on experience.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Return Summary

The Spirit of America Income and Opportunity Fund, SOAOX (the “Fund”), had a total return for the first six months of 2017 of 5.30% (no load, gross of fees) as of June 30, 2017. This compares to the 2.27% return of its benchmark, the Bloomberg Barclays U.S. Aggregate Index, for the same period. That result does not take the Fund’s sales charge and expense ratio into account.

Including the sales charge and expenses, as of June 30, 2017, the Fund’s Class A Shares had a one year return of -2.00%. The Fund’s Class A Shares, which began operations in July 2013, had an annualized return since inception of 2.75% as June 30, 2017.

We plan to proceed with the same game plan we have employed since the Fund began: pursuing a balance between yield and risk with an emphasis on quality.

Summary of Portfolio Holdings (Unaudited)

As of June 30, 2017

Municipal Bonds	38.53%	$21,933,235
Common Stocks	35.75	20,353,199
Preferred Stocks	20.33	11,576,444
Corporate Bonds	5.39	3,070,981
Total Investments	100.00%	$56,933,859

Average Annual Returns (Unaudited)

For the periods ended June 30, 2017

	Six Months	1 Year	Since Inception (July 8, 2013)
Class A Shares – with load	(0.28)%	(2.00)%	2.75%
Class A Shares – no load	4.65%	2.86%	4.02%
Class C Shares – with load[1]	3.36%	1.25%	3.14%
Class C Shares – no load[1]	4.36%	2.24%	3.14%
Bloomberg Barclays U.S. Aggregate Index[2]	2.27%	(0.31)%	3.13%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

1	Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

17

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value
Common Stocks 96.73%

Diversified REITs 3.55%
American Assets Trust, Inc.	10,400	$409,656
Colony NorthStar, Inc.	50,000	704,500
Gramercy Property Trust	18,333	544,673
Spirit Realty Capital, Inc.	12,400	91,884
STORE Capital Corp.	3,780	84,861
WP Carey, Inc.	30,000	1,980,300
		3,815,874

Energy 4.92%
Cheniere Energy Partners LP	8,100	262,440
Energy Transfer Partners LP	7,500	152,925
Enterprise Products Partners LP	54,677	1,480,653
Magellan Midstream Partners LP	15,000	1,069,050
MPLX LP	22,486	751,032
Spectra Energy Partners LP	9,755	418,490
USA Compression Partners LP	19,000	310,840
Western Gas Partners LP	14,980	837,981
		5,283,411

Health Care REITs 3.05%
Global Medical REIT, Inc.	15,000	134,100
Healthcare Trust of America, Inc.	6,000	186,660
Ventas, Inc.	23,900	1,660,572
Welltower, Inc.	17,300	1,294,905
		3,276,237

Hotel & Resort REITs 10.90%
Apple Hospitality REIT, Inc.	92,210	1,725,249
Ashford Hospitality Prime, Inc.	33,100	340,599
Ashford Hospitality Trust, Inc.	115,125	699,960
Chesapeake Lodging Trust	33,200	812,404
DiamondRock Hospitality Co.	207,147	2,268,260
FelCor Lodging Trust, Inc.	206,726	1,490,494
HCP, Inc.	25,618	818,751
Hersha Hospitality Trust	74,750	1,383,622
Pebblebrook Hotel Trust	56,031	1,806,439
Sotherly Hotels, Inc.	52,000	352,560
		11,698,338

Industrial REITs 6.76%
Crown Castle International Corp.	2,150	215,387
DCT Industrial Trust, Inc.	14,214	759,596
Prologis, Inc.	93,725	5,496,034
STAG Industrial, Inc.	20,500	565,800
Terreno Realty Corp.	6,675	224,681
		7,261,498

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Mortgage REITs 3.20%
Blackstone Mortgage Trust, Inc.	44,000	$1,390,400
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	44,567	1,019,247
Starwood Property Trust, Inc.	45,550	1,019,865
		3,429,512

Office REITs 12.23%
Boston Properties, Inc.	24,250	2,983,235
City Office REIT, Inc.	129,258	1,641,577
Hudson Pacific Properties, Inc.	83,400	2,851,446
Kilroy Realty Corp.	32,365	2,432,230
SL Green Realty Corp.	21,550	2,279,990
Vornado Realty Trust	10,000	939,000
		13,127,478

Residential REITs 22.56%
American Campus Communities, Inc.	16,500	780,450
American Tower Corp., Class A	3,600	476,352
Apartment Investment & Management Co.	61,180	2,628,905
AvalonBay Communities, Inc.	15,240	2,928,671
Camden Property Trust	25,000	2,137,750
Education Realty Trust, Inc.	30,825	1,194,469
Equity LifeStyle Properties, Inc.	20,650	1,782,921
Equity Residential	34,815	2,291,871
Essex Property Trust, Inc.	10,836	2,787,778
Mid-America Apartment Communities, Inc.	26,372	2,779,081
Sun Communities, Inc.	22,800	1,999,332
UDR, Inc.	62,306	2,428,065
		24,215,645

Retail REITs 10.12%
Federal Realty Investment Trust	27,425	3,466,246
GGP, Inc.	34,900	822,244
Kimco Realty Corp.	56,319	1,033,454
Realty Income Corp.	9,880	545,178
Regency Centers Corp.	20,000	1,252,800
Simon Property Group, Inc.	23,150	3,744,744
		10,864,666

Specialized REITs 19.44%
CoreCivic, Inc.	5,150	142,037
CoreSite Realty Corp.	40,000	4,141,200
CubeSmart	20,000	480,800
CyrusOne, Inc.	33,100	1,845,325
Digital Realty Trust, Inc.	47,220	5,333,499
DuPont Fabros Technology, Inc.	15,250	932,690
Equinix, Inc.	2,400	1,029,984
Extra Space Storage, Inc.	25,000	1,950,000
GEO Group, Inc. (The)	6,150	181,856
Life Storage, Inc.	30,700	2,274,870

19

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Specialized REITs (cont.)
QTS Realty Trust, Inc., Class A	48,800	$2,553,704
		20,865,965
Total Common Stocks (Cost $73,362,835)		103,838,624

Preferred Stocks 2.98%

Financials 0.14%
Arch Capital Group Ltd., Series E, 5.25%	2,000	48,740
Wells Fargo & Co., Series W, 5.70%	4,000	103,600
		152,340

Hotel & Resort REITs 0.19%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	75,000
Hersha Hospitality Trust, Series D, 6.50%	2,000	50,400
Sotherly Hotels, Inc., Series B, 8.00%	3,000	75,900
		201,300

Retail REITs 0.85%
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	51,500
National Retail Properties, Inc., Series F, 5.20%	8,000	194,000
National Retail Properties, Inc., Series E, 5.70%	26,364	671,227
		916,727

Specialized REITs 1.75%
Digital Realty Trust, Inc., Series H, 7.38%	6,000	164,580
Digital Realty Trust, Inc., Series I, 6.35%	11,018	299,139
Public Storage, Series B, 5.40%	29,200	764,456
Public Storage, Series Z, 6.00%	6,000	160,500
Public Storage, Series W, 5.20%	6,000	150,900
Public Storage, Series E, 4.90%	10,000	241,900
Public Storage, Series D, 4.95%	2,000	49,040
Public Storage, Series C, 5.13%	2,000	50,400
		1,880,915

Utilities 0.05%
Entergy Louisiana LLC, 4.88%	2,000	48,040
Total Preferred Stocks (Cost $3,142,082)		3,199,322

Municipal Bonds 0.51%
Franklin County Convention Facilities Authority, 6.54%, 12/1/36	140,000	166,303
Miami-Dade County, FL, 5.07%, 4/1/50	100,000	110,521
Port Authority of New York & New Jersey, 4.82%, 6/1/45	250,000	266,838
Total Municipal Bonds (Cost $539,455)		543,662

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Money Market 0.07%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.84% (a)	75,903	$75,903
Total Money Market (Cost $75,903)		75,903

Total Investments — 100.29%
(Cost $77,120,275)		107,657,511
Liabilities in Excess of Other Assets — (0.29)%		(307,059)

NET ASSETS — 100.00%		$107,350,452

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.

21

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF WRITTEN OPTIONS	JUNE 30, 2017 (UNAUDITED)

	Outstanding Contracts	Market Value

Written Call Options (0.00)%
Federal Realty Investment Trust/July 2017/Strike Price $130.00 (a)*	(10)	$(1,270)
Simon Property Group, Inc./July 2017/Strike Price $165.00 (a)*	(10)	(650)
Total Written Call Options — (0.00)% (Premiums Received $3,939)		$(1,920)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

See accompanying notes to financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Common Stocks 95.40%

Consumer Discretionary 11.33%
Adient PLC	4,285	$280,153
CBS Corp., Class B	8,100	516,618
Comcast Corp., Class A	30,000	1,167,600
D.R. Horton, Inc.	9,000	311,130
Home Depot, Inc. (The)	15,450	2,370,030
Johnson Controls International PLC	10,853	470,586
Lennar Corp., Class A	5,000	266,600
McDonald’s Corp.	8,380	1,283,481
Ross Stores, Inc.	6,000	346,380
Royal Caribbean Cruises Ltd.	5,000	546,150
Target Corp.	5,000	261,450
TJX Companies, Inc. (The)	3,200	230,944
Walt Disney Co. (The)	17,000	1,806,250
		9,857,372

Consumer Staples 8.84%
Altria Group, Inc.	25,700	1,913,879
Clorox Co. (The)	1,800	239,832
Coca-Cola Co. (The)	15,700	704,145
Colgate-Palmolive Co.	3,000	222,390
ConAgra Foods, Inc.	8,100	289,656
Kimberly-Clark Corp.	6,000	774,660
Kraft Heinz Co. (The)	2,999	256,834
Lamb Weston Holdings, Inc.	4,800	211,392
PepsiCo, Inc.	9,150	1,056,733
Philip Morris International, Inc.	9,900	1,162,755
Procter & Gamble Co. (The)	3,700	322,455
Walgreens Boots Alliance, Inc.	2,000	156,620
Wal-Mart Stores, Inc.	5,024	380,216
		7,691,567

Energy 6.07%
Apache Corp.	3,000	143,790
Chevron Corp.	8,260	861,766
ConocoPhillips	8,550	375,858
Devon Energy Corp.	3,000	95,910
EOG Resources, Inc.	8,700	787,524
Exxon Mobil Corp.	15,950	1,287,643
Halliburton Co.	7,100	303,241
Schlumberger Ltd.	6,375	419,730
Tesoro Corp.	2,000	187,200
Valero Energy Corp.	12,100	816,266
		5,278,928

Financials 12.01%
American Express Co.	10,000	842,400
Bank of America Corp.	42,300	1,026,198
Blackstone Group LP (The)	16,700	556,945
Citigroup, Inc.	12,300	822,624
CME Group, Inc.	3,900	488,436

23

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Financials (cont.)
Fifth Third Bancorp	15,400	$399,784
Goldman Sachs Group, Inc. (The)	3,265	724,503
Hartford Financial Services Group, Inc. (The)	15,000	788,550
Huntington Bancshares, Inc.	30,050	406,276
JPMorgan Chase & Co.	14,977	1,368,898
M&T Bank Corp.	2,200	356,290
MetLife, Inc.	8,375	460,123
Prudential Financial, Inc.	4,500	486,630
Travelers Cos., Inc. (The)	1,400	177,142
U.S. Bancorp	9,700	503,624
Wells Fargo & Co.	18,776	1,040,378
		10,448,801

Health Care 13.15%
AbbVie, Inc.	4,700	340,797
Aetna, Inc.	3,800	576,954
Allergan PLC	3,300	802,197
Amgen, Inc.	3,250	559,747
Bristol-Myers Squibb Co.	14,000	780,080
Edwards LifeSciences Corp.*	1,000	118,240
Gilead Sciences, Inc.	5,300	375,134
Humana, Inc.	3,000	721,860
Johnson & Johnson	9,810	1,297,765
McKesson Corp.	4,400	723,976
Medtronic PLC	9,029	801,324
Merck & Co., Inc.	13,100	839,579
Mylan NV*	2,800	108,696
Perrigo Co. PLC	1,300	98,176
Pfizer, Inc.	16,900	567,671
Quest Diagnostics, Inc.	4,500	500,220
Thermo Fisher Scientific, Inc.	2,700	471,069
UnitedHealth Group, Inc.	9,500	1,761,490
		11,444,975

Industrials 9.36%
3M Co.	5,650	1,176,273
Boeing Co. (The)	5,800	1,146,950
Caterpillar, Inc.	9,350	1,004,751
CSX Corp.	18,500	1,009,360
Deere & Co.	4,000	494,360
FedEx Corp.	3,800	825,854
General Electric Co.	32,481	877,312
Honeywell International, Inc.	3,750	499,838
Masco Corp.	7,500	286,575
United Technologies Corp.	2,800	341,908
Waste Connections, Inc.	7,425	478,319
		8,141,500

Information Technology 22.78%
Accenture PLC, Class A	6,750	834,840
Adobe Systems, Inc.*	4,200	594,048
Apple, Inc.	23,200	3,341,264

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Information Technology (cont.)
Applied Materials, Inc.	19,800	$817,938
Cisco Systems, Inc.	28,900	904,570
Cognizant Technology Solutions Corp., Class A	10,100	670,640
Corning, Inc.	15,700	471,785
Dell Technologies, Inc., Class V*	2,006	122,587
DXC Technology Co.	3,528	270,668
Hewlett Packard Enterprise Co.	14,300	237,237
HP, Inc.	23,800	416,024
Intel Corp.	26,400	890,736
International Business Machines Corp.	2,858	439,646
MasterCard, Inc., Class A	6,900	838,005
Microsoft Corp.	34,450	2,374,638
NetApp, Inc.	5,600	224,280
Oracle Corp.	24,800	1,243,472
Paychex, Inc.	8,850	503,919
QUALCOMM, Inc.	8,800	485,936
Seagate Technology PLC	6,750	261,563
Symantec Corp.	26,200	740,150
Texas Instruments, Inc.	16,525	1,271,268
Visa, Inc.	19,900	1,866,222
		19,821,436

Materials 1.85%
AdvanSix, Inc.*	248	7,748
CF Industries Holdings, Inc.	6,000	167,760
Dow Chemical Co. (The)	8,650	545,556
E.I. du Pont de Nemours & Co.	11,000	887,810
		1,608,874

Real Estate Investment Trusts 6.23%
American Campus Communities, Inc.	11,850	560,505
American Tower Corp., Class A	1,900	251,408
Apple Hospitality REIT, Inc.	16,550	309,651
CoreCivic, Inc.	5,150	142,037
Crown Castle International Corp.	2,050	205,369
CyrusOne, Inc.	3,050	170,038
DiamondRock Hospitality Co.	10,000	109,500
Digital Realty Trust, Inc.	2,200	248,490
Education Realty Trust, Inc.	20,650	800,187
Essex Property Trust, Inc.	500	128,635
GEO Group, Inc. (The)	8,700	257,259
Gramercy Property Trust	9,166	272,322
Healthcare Realty Trust, Inc.	5,000	170,750
Healthcare Trust of America, Inc.	4,500	139,995
Invesco Mortgage Capital, Inc.	7,000	116,970
Pebblebrook Hotel Trust	3,900	125,736
Prologis, Inc.	7,000	410,480
QTS Realty Trust, Inc., Class A	1,000	52,330
Realty Income Corp.	2,000	110,360
Simon Property Group, Inc.	2,400	388,224
Sun Communities, Inc.	3,900	341,991

25

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts (cont.)
Welltower, Inc.	1,500	$112,275
		5,424,512

Telecommunication Services 2.17%
AT&T, Inc.	28,250	1,065,872
Verizon Communications, Inc.	18,440	823,530
		1,889,402

Utilities 1.61%
AES Corp.	8,000	88,880
American Electric Power Co., Inc.	1,750	121,573
NextEra Energy, Inc.	4,900	686,637
WEC Energy Group, Inc.	8,200	503,316
		1,400,406
Total Common Stocks (Cost $50,722,424)		83,007,773

Preferred Stocks 4.56%

Energy 0.30%
Callon Petroleum Co., Series A, 10.00%	5,000	261,500

Financials 2.07%
AGNC Investment Corp., Series B, 7.75%	6,000	156,120
American Financial Group, Inc., 6.00%	5,300	145,485
AmTrust Financial Services, Inc., 7.50%	2,500	63,550
Ares Management LP, Series A, 7.00%	2,500	66,700
Bank of America Corp., Series EE, 6.00%	2,500	66,750
Bank of America Corp., Series W, 6.63%	2,000	54,120
BGC Partners, Inc., 8.13%	5,000	128,200
Capital One Financial Corp., Series D, 6.70%	2,000	54,860
Charles Schwab Corp. (The), Series C, 6.00%	2,000	54,320
Citigroup, Inc., Series L, 6.88%	3,000	80,790
Hancock Holding Co., 5.95%	2,500	66,300
Hercules Capital, Inc., 6.25%	2,000	50,940
JPMorgan Chase & Co., Series T, 6.70%	2,000	53,960
KKR & Co. LP, Series B, 6.50%	2,000	53,790
KKR Financial Holdings LLC, Series A, 7.38%	3,000	78,240
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	173,460
Oxford Lane Capital Corp, 6.75%	2,500	62,325
Oxford Lane Capital Corp., 8.13%	2,000	50,140
Prospect Capital Corp., 6.25%	4,000	103,920
Torchmark Corp., 6.13%	5,000	132,800
Wells Fargo & Co., Series W, 5.70%	4,000	103,600
		1,800,370

Health Care 0.09%
AdCare Health Systems, Inc., Series A, 10.88%	3,500	75,215

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Information Technology 0.12%
eBay, Inc., 6.00%	4,000	$109,480

Real Estate Investment Trusts 1.17%
Ashford Hospitality Trust, Inc., Series F, 7.38%	3,000	75,000
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	3,000	75,660
Digital Realty Trust, Inc., Series H, 7.38%	5,000	137,150
Digital Realty Trust, Inc., Series I, 6.35%	2,500	67,875
Hersha Hospitality Trust, Series D, 6.50%	3,000	75,600
Hersha Hospitality Trust, Series E, 6.50%	5,000	125,600
LaSalle Hotel Properties, Series J, 6.30%	2,500	63,325
Monmouth Real Estate Investment Corp., Series C, 6.13%	2,000	51,500
National Retail Properties, Inc., Series F, 5.20%	3,000	72,750
Public Storage, Series B, 5.40%	4,000	104,720
Public Storage, Series E, 4.90%	4,000	96,760
Sotherly Hotels, Inc., Series B, 8.00%	3,000	75,900
		1,021,840

Telecommunication Services 0.61%
Qwest Corp., 6.63%	2,500	64,000
Qwest Corp., 6.88%	2,000	51,260
Qwest Corp., 7.00%	2,500	66,325
Qwest Corp., 7.00%	5,000	126,550
Telephone & Data Systems, Inc., 7.00%	4,000	102,480
United States Cellular Corp., 7.25%	2,500	67,875
United States Cellular Corp., 7.25%	2,000	52,800
		531,290

Utilities 0.20%
DTE Energy Co., Series B, 5.38%	2,000	50,620
Entergy Mississippi, Inc., 4.90%	5,000	121,350
		171,970

Total Preferred Stocks (Cost $3,816,392)		3,971,665

Money Market 0.74%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.84% (a)	641,161	641,161
Total Money Market (Cost $641,161)		641,161

Total Investments — 100.70%
(Cost $55,179,977)		87,620,599
Liabilities in Excess of Other Assets — (0.70)%		(612,028)

NET ASSETS — 100.00%		$87,008,571

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.
*	Non-income producing security.

27

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF WRITTEN OPTIONS	JUNE 30, 2017 (UNAUDITED)

	Outstanding Contracts	Market Value

Written Call Options (0.00)%
Visa, Inc./July 2017/Strike Price $100.00 (a)*	(25)	$(325)
Visa, Inc./July 2017/Strike Price $97.50 (a)*	(25)	(1,000)
Total Written Call Options — (0.00)% (Premiums Received $4,898)		$(1,325)

(a)	The option contract has a multiplier of 100 shares.
*	Non-income producing security.

See accompanying notes to financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 98.62%

Alabama 0.10%
Cullman County Health Care Authority, Refunding Revenue Bonds, Callable 02/01/19 @ 100, (OID), 6.75%, 02/01/29	$100,000	$104,824

Alaska 0.68%
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 4.25%, 12/01/40	100,000	101,797
Alaska Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 4.13%, 12/01/37	100,000	101,783
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, Callable 05/19/17 @ 100, (OID), 5.00%, 06/01/32	500,000	497,895
		701,475

Arizona 0.80%
Arizona Health Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 5.00%, 07/01/28	100,000	105,773
City of Phoenix, AZ, General Obligation Unlimited, Callable 07/01/26 @ 100, 5.00%, 07/01/27	500,000	614,960
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, Callable 01/01/20 @ 100, (AGM), 5.00%, 07/01/28	100,000	108,689
		829,422

California 3.87%
California Educational Facilities Authority, University & College Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (OID), 6.13%, 10/01/30	250,000	294,797
California State Public Works Board, Revenue Bonds, Callable 11/01/26 @ 100, 5.00%, 11/01/29	600,000	720,678
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, Callable 06/01/22 @ 100, (OID), 3.38%, 06/01/29	100,000	103,498
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/26	50,000	53,658
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 08/01/19 @ 100, 5.50%, 08/01/22	250,000	271,207
Los Angeles Community College District, General Obligation Unlimited, Callable 08/01/26 @ 100, 4.00%, 08/01/38	500,000	530,455
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 05/15/37	145,000	152,054
San Francisco, CA Bay Area Rapid Transit , Public & Highway Improvements, General Obligation Unlimited, 5.00%, 08/01/33	250,000	293,912
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, Callable 11/01/20 @ 100, (OID), 5.25%, 11/01/30	250,000	281,627
State of California, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	220,000	228,591
State of California, General Obligation Unlimited, Callable 08/01/18 @ 100, (OID), 5.00%, 08/01/34	280,000	292,250
State of California, General Obligation Unlimited, Callable 09/01/26 @ 100, 4.00%, 09/01/36	175,000	185,598
State of California, Public Improvements, General Obligation Unlimited, Callable 04/01/19 @ 100, (OID), 6.00%, 04/01/38	100,000	108,311
State of California, General Obligation Unlimited, Callable 08/01/25 @ 100, 5.00%, 08/01/29	250,000	300,062
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, (OID), 5.25%, 08/01/28	140,000	151,554
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/20	20,000	21,574
		3,989,826

29

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Colorado 0.59%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	$100,000	$108,733
Montrose Memorial Hospital, Inc., Hospital Improvements, Revenue Bonds, Callable 06/05/17 @ 100, (OID), 6.00%, 12/01/33	500,000	501,000
		609,733

Connecticut 10.88%
City of New Haven, CT, General Obligation Unlimited, Callable 08/15/26 @ 100, (AGM), 5.00%, 08/15/36	230,000	254,244
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/21 @ 100, (GO OF AUTH), 3.35%, 05/15/28	250,000	259,448
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/21 @ 100, 3.25%, 11/15/27	150,000	155,370
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, (GO OF AUTH), 4.63%, 11/15/41	215,000	228,238
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/20 @ 100, (GO OF AUTH), 4.88%, 11/15/46	100,000	105,800
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 11/15/21 @ 100, (OID), 3.30%, 11/15/37	250,000	249,258
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 05/15/22 @ 100, 3.05%, 05/15/31	250,000	250,500
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/25 @ 100, 3.25%, 11/15/36	250,000	248,393
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.88%, 11/15/38	750,000	761,265
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.50%, 05/15/31	250,000	254,378
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 05/15/21 @ 100, 3.75%, 11/15/35	500,000	507,440
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/21 @ 100, (AGM) (OID), 4.00%, 07/01/37	250,000	254,613
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/42	500,000	534,985
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 4.50%, 07/01/38	500,000	524,090
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 4.25%, 07/01/31	500,000	521,440
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	150,000	155,994
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 07/01/24 @ 100, 5.00%, 07/01/34	100,000	112,119
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/28	100,000	109,968
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/26 @ 100, 5.00%, 07/01/34	250,000	286,582
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/40	125,000	135,779
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 4.75%, 07/01/30	100,000	108,296
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	95,000	98,796

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 07/01/18 @ 100, (BHAC-CR) (NATL-RE) (OID), 5.00%, 07/01/37	$5,000	$5,182
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 07/01/21 @ 100, 5.00%, 07/01/32	440,000	483,591
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 07/01/22 @ 100, 4.00%, 07/01/33	100,000	104,128
State of Connecticut, General Obligation Unlimited, 5.00%, 06/15/24	250,000	290,290
State of Connecticut, General Obligation Unlimited, Callable 03/15/26 @ 100, 5.00%, 03/15/31	500,000	563,350
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 04/15/22 @ 100, 4.00%, 04/15/32	250,000	257,775
State of Connecticut, General Obligation Unlimited, Callable 11/15/25 @ 100, 5.00%, 11/15/26	250,000	290,727
State of Connecticut, General Obligation Unlimited, Callable 03/15/26 @ 100, 4.00%, 03/15/36	500,000	508,060
State of Connecticut, General Obligation Unlimited, Callable 04/15/27 @ 100, 5.00%, 04/15/32	500,000	564,705
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 03/01/24 @ 100, (OID), 4.00%, 03/01/33	400,000	412,484
State of Connecticut, General Obligation Unlimited, 5.00%, 11/01/20	100,000	110,196
State of Connecticut, General Obligation Unlimited, Callable 06/15/25 @ 100, 5.00%, 06/15/28	250,000	285,095
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/28	445,000	503,406
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 5.00%, 11/01/22	100,000	111,187
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/01/23 @ 100, 5.00%, 10/01/30	250,000	284,480
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 5.00%, 02/15/34	250,000	282,965
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 02/15/20 @ 100, (GO of University), 5.00%, 02/15/28	50,000	54,272
		11,228,889

District of Columbia 1.58%
District of Columbia, Hospital Improvements, Revenue Bonds, Callable 07/15/18 @ 101, (AGM), 5.45%, 07/15/35	500,000	525,095
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/15/23 @ 100, (Fannie Mae), 4.45%, 06/15/31	320,000	338,730
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 12/01/21 @ 100, (Fannie Mae), 4.90%, 06/01/40	280,000	298,861
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 04/01/26 @ 100, 5.00%, 10/01/34	150,000	175,284
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 04/01/26 @ 100, 5.00%, 10/01/36	250,000	290,877
		1,628,847

Florida 7.30%
Central Florida Expressway Authority, Revenue Bonds, Callable 07/01/26 @ 100, 4.00%, 07/01/35	150,000	157,749
Citizens Property Insurance Corp., Miscellaneous Purposes, Revenue Bonds, 4.75%, 06/01/20	150,000	164,603
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/39	125,000	136,909
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (AGM) (OID), 5.25%, 07/01/35	105,000	115,228
City of Miami, FL Parking System Revenue, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.35%, 10/01/39	500,000	538,375

31

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/01/24 @ 100, 5.00%, 10/01/46	$1,000,000	$1,143,860
County of Miami-Dade, FL, Hospital Improvements, Revenue Bonds, Callable 06/01/19 @ 100, (OID), 5.75%, 06/01/39	110,000	119,582
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.38%, 10/01/28	250,000	271,565
County of Miami-Dade, FL, Public Improvements, General Obligation Unlimited, Callable 07/01/18 @ 100, (OID), 5.63%, 07/01/38	250,000	261,520
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.50%, 08/15/24	250,000	276,157
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/20 @ 100, (OID), 5.75%, 08/15/29	160,000	177,022
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Callable 02/01/21 @ 100, 5.00%, 02/01/28	100,000	110,575
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, Callable 04/01/21 @ 100, (OID), 6.00%, 04/01/26	130,000	147,771
Florida Housing Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 07/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 5.00%, 07/01/39	70,000	71,471
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (AGM) (OID), 5.25%, 10/01/33	100,000	113,308
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, Callable 10/01/21 @ 100, (AGM) (OID), 5.50%, 10/01/41	100,000	114,320
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/01/22 @ 100, 5.00%, 10/01/30	500,000	572,865
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/01/20 @ 100, 5.00%, 10/01/25	200,000	222,630
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, Callable 06/05/17 @ 100, 5.13%, 05/15/37	250,000	250,030
JEA Water & Sewer System Revenue, Revenue Bonds, Callable 10/01/17 @ 100, (OID), 3.88%, 10/01/37	250,000	250,348
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	35,000	39,461
Miami-Dade County Aviation Revenue, Revenue Bonds, Callable 10/01/20 @ 100, (OID), 5.25%, 10/01/30	115,000	128,415
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 04/01/31	260,000	327,460
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM) (OID), 5.38%, 10/01/40	400,000	443,812
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/01/19	160,000	173,290
Palm Beach County School District, Refunding Bonds, Certificate of Participation, Callable 08/01/21 @ 100, 5.00%, 08/01/24	45,000	50,928
School Board of Miami-Dade County/The, Certificate of Participation, Callable 02/01/26 @ 100, 4.00%, 02/01/33	1,000,000	1,048,050
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/37	100,000	111,850
		7,539,154

Georgia 1.48%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/35	250,000	271,255

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Georgia (cont.)
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/20 @ 100, (AGM) (OID), 5.50%, 06/15/36	$325,000	$360,188
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/01/39	85,000	92,418
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/01/39	165,000	180,947
Fulton County Development Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (OID), 4.25%, 10/01/37	100,000	104,775
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/01/22	150,000	173,310
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/31	50,000	57,338
Fulton County Development Authority, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, (OID), 5.75%, 10/01/41	250,000	285,712
		1,525,943

Hawaii 0.04%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.75%, 07/01/40	40,000	44,204

Illinois 1.43%
Illinois Finance Authority, Refunding Revenue Bonds, Callable 02/15/20 @ 100, (OID), 6.00%, 08/15/38	175,000	196,215
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.88%, 08/15/34	100,000	113,851
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/18 @ 100, (OID), 5.25%, 08/15/47	250,000	259,703
Illinois Finance Authority, Refunding Revenue Bonds, Callable 02/15/20 @ 100, (OID), 5.50%, 08/15/24	215,000	238,317
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, Callable 06/01/21 @ 100, (OID), 6.00%, 06/01/28	250,000	285,337
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 5.13%, 06/01/19	250,000	267,812
University of Illinois, University & College Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/31	100,000	111,011
		1,472,246

Indiana 2.78%
Indiana Finance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, (OID), 5.25%, 12/01/38	265,000	286,075
Indiana Finance Authority, Refunding Revenue Bonds, Callable 05/01/19 @ 100, (OID), 5.75%, 05/01/31	115,000	123,242
Indiana Finance Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/19 @ 100, (OID), 5.25%, 11/01/39	250,000	267,847
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, Callable 07/15/21 @ 100, (OID), 5.13%, 01/15/31	2,000,000	2,191,800
		2,868,964

Iowa 0.61%
Iowa Finance Authority, Revenue Bonds, Callable 08/15/19 @ 100, (OID), 5.38%, 08/15/29	300,000	326,520

33

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Iowa (cont.)
State of Iowa, Revenue Bonds, Callable 06/01/26 @ 100, 5.00%, 06/01/27	$250,000	$304,955
		631,475

Kansas 0.26%
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	35,000	37,534
Kansas Development Finance Authority, Revenue Bonds, Callable 01/01/20 @ 100, 5.00%, 01/01/35	215,000	234,952
		272,486

Kentucky 0.35%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 5.00%, 09/01/23	325,000	357,991

Louisiana 0.87%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, (OID), 4.00%, 02/01/48	500,000	508,485
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 02/01/23 @ 100, 5.00%, 02/01/35	100,000	112,810
Louisiana Public Facilities Authority, Refunding Revenue Bonds, Callable 07/01/19 @ 100, (OID), 6.00%, 07/01/29	250,000	272,137
		893,432

Maine 1.10%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.63%, 07/01/41	500,000	506,495
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 4.50%, 11/15/37	250,000	262,170
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/24 @ 100, 3.75%, 11/15/44	100,000	100,798
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 3.45%, 11/15/32	100,000	100,851
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/22 @ 100, 3.60%, 11/15/36	100,000	100,069
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/26	50,000	60,243
		1,130,626

Maryland 1.64%
Maryland Community Development Administration, State Single-Family Housing, Revenue Bonds, Callable 09/01/18 @ 100, 4.75%, 09/01/39	250,000	256,028
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Callable 06/01/20 @ 100, (OID), 5.75%, 06/01/35	445,000	477,992
Maryland Economic Development Corp., Port, Airport & Marina Improvements, Revenue Bonds, Callable 06/01/20 @ 100, (OID), 5.38%, 06/01/25	500,000	537,960
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 05/15/20 @ 100, (OID), 4.63%, 05/15/35	60,000	65,614
Montgomery County Housing Opportunities Commission, Revenue Bonds, Callable 01/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.63%, 07/01/33	345,000	350,793
		1,688,387

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Massachusetts 1.83%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, (OID), 5.25%, 01/01/29	$40,000	$41,954
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, (OID), 5.20%, 01/01/27	95,000	100,017
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/30	130,000	138,523
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 4.25%, 07/01/18	150,000	153,191
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/01/25 @ 100, 3.25%, 12/01/36	575,000	565,219
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 06/01/26 @ 100, 3.15%, 12/01/26	120,000	124,825
Massachusetts Housing Finance Agency, Revenue Bonds, 3.75%, 12/01/37	250,000	253,163
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/19 @ 100, 4.85%, 12/01/29	100,000	104,275
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/19 @ 100, 5.13%, 12/01/39	100,000	104,129
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 06/01/20 @ 100, (FHA) (INS), 5.25%, 12/01/35	175,000	186,552
Massachusetts School Building Authority, Revenue Bonds, Callable 08/15/25 @ 100, 5.00%, 08/15/26	100,000	122,266
		1,894,114

Michigan 3.22%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, Callable 06/05/17 @ 100, 6.00%, 12/01/35	500,000	500,000
Michigan State Building Authority, Refunding Revenue Bonds, Callable 10/15/21 @ 100, (OID), 5.38%, 10/15/36	100,000	113,671
Michigan State Building Authority, Refunding Revenue Bonds, Callable 10/15/21 @ 100, (OID), 5.20%, 10/15/31	750,000	850,477
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 04/01/22 @ 100, (GO OF AUTH), 4.50%, 10/01/36	710,000	748,958
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Callable 06/01/18 @ 100, (OID), 6.88%, 06/01/42	250,000	259,513
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, Callable 09/06/17 @ 100, (OID), 6.00%, 06/01/48	595,000	578,673
Royal Oak Hospital Finance Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, 6.38%, 08/01/29	250,000	276,525
		3,327,817

Mississippi 0.26%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 01/01/20 @ 100, 5.25%, 01/01/30	250,000	269,357

Missouri 0.94%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.88%, 10/01/36	275,000	289,399
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/22 @ 100, (OID), 3.75%, 11/15/39	100,000	101,013
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/45	500,000	510,215
Missouri Housing Development Commission, State Single-Family Housing, Revenue Bonds, Callable 09/01/19 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 4.70%, 03/01/35	65,000	67,484
		968,111

35

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 01/01/22 @ 100, 5.00%, 01/01/25	$250,000	$286,652

Nevada 0.83%
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	45,000	46,832
City of Reno, NV, Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	5,000	5,168
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, Callable 04/01/20 @ 100, (Ginnie Mae), 4.40%, 04/01/27	30,000	30,956
Nevada System of Higher Education, Certificate of Participation, Callable 07/01/26 @ 100, 4.00%, 07/01/27	700,000	770,413
		853,369

New Hampshire 0.11%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, Callable 10/01/19 @ 100, (FHA), 6.25%, 04/01/26	100,000	110,778

New Jersey 9.03%
Essex County Improvement Authority, Public Improvements, Revenue Bonds, Callable 11/01/20 @ 100, (AGM) (OID), 5.75%, 11/01/30	250,000	268,607
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/01/25	150,000	187,125
New Jersey Economic Development Authority, Revenue Bonds, Callable 03/01/22 @ 100, 5.00%, 03/01/25	1,000,000	1,051,990
New Jersey Economic Development Authority, Refunding Revenue Bonds, Callable 03/01/21 @ 100, (State Appropriation) (OID), 5.25%, 09/01/26	920,000	967,297
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 03/01/23 @ 100, 5.00%, 03/01/31	300,000	310,728
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 06/15/23 @ 100, 5.00%, 06/15/30	250,000	288,182
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 06/15/20 @ 100, 5.00%, 12/15/32	100,000	101,553
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	15,000	15,513
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Callable 07/01/18 @ 100, (OID), 5.00%, 07/01/27	260,000	269,997
New Jersey Health Care Facilities Financing Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (State Appropriation) (OID), 5.75%, 10/01/31	545,000	581,177
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Callable 07/01/21 @ 100, (OID), 6.00%, 07/01/37	200,000	236,828
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 5.25%, 12/01/32	100,000	106,372
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/36	65,000	68,613
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 5.25%, 12/01/28	155,000	165,139
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/01/25 @ 100, 3.50%, 11/01/36	500,000	486,940
New Jersey Housing & Mortgage Finance Agency, State Single-Family Housing, Revenue Bonds, Callable 04/01/19 @ 100, 5.00%, 10/01/34	65,000	67,158
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/01/25 @ 100, 3.90%, 11/01/50	175,000	175,116
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 06/15/21	150,000	160,380

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

New Jersey (cont.)
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (State Appropriation), 5.00%, 06/15/22	$150,000	$158,895
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/22 @ 100, 5.00%, 06/15/38	1,000,000	1,017,470
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, Callable 06/15/21 @ 100, (State Appropriation) (OID), 5.25%, 06/15/31	220,000	228,224
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 01/01/31	200,000	226,308
New Jersey Turnpike Authority, Revenue Bonds, Callable 01/01/23 @ 100, 5.00%, 01/01/29	500,000	572,535
Newark Housing Authority, Public Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 6.75%, 12/01/38	750,000	849,240
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 06/01/25 @ 100, 4.00%, 06/01/34	250,000	256,645
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/30	250,000	252,913
Tenafly School District, Refunding Bonds, General Obligation Unlimited, Callable 07/15/22 @ 100, (OID), 3.00%, 07/15/29	250,000	253,855
		9,324,800

New Mexico 1.57%
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, 5.13%, 08/01/35	445,000	481,352
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.00%, 08/01/39	225,000	242,807
New Mexico Hospital Equipment Loan Council, Hospital Improvements, Revenue Bonds, Callable 08/01/22 @ 100, (OID), 4.00%, 08/01/42	500,000	510,345
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.25%, 09/01/27	120,000	122,470
New Mexico Mortgage Finance Authority, Revenue Bonds, Callable 03/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), 3.55%, 09/01/32	185,000	187,853
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, Callable 09/01/20 @ 100, (OID), 4.50%, 09/01/40	75,000	78,243
		1,623,070

New York 24.10%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, 5.75%, 02/15/47	100,000	114,492
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, 5.75%, 02/15/47	150,000	173,625
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 02/15/21 @ 100, 5.25%, 02/15/47	200,000	222,072
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 05/01/21 @ 100, (AGM), 5.00%, 05/01/36	125,000	137,703
Long Island Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 5.75%, 04/01/39	250,000	267,552
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 4.75%, 11/15/36	250,000	272,005
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 5.00%, 11/15/37	250,000	282,375
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/23 @ 100, 5.25%, 11/15/28	50,000	59,854
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, (OID), 4.88%, 11/15/46	100,000	108,754

37

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/33	$100,000	$114,186
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/43	500,000	557,605
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/21 @ 100, 5.00%, 11/15/36	250,000	282,935
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/25 @ 100, 5.00%, 11/15/45	500,000	567,280
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/37	250,000	296,427
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/35	250,000	297,907
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, Callable 05/15/25 @ 100, 5.00%, 11/15/28	250,000	296,095
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 11/15/20 @ 100, (OID), 5.25%, 11/15/34	500,000	561,350
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 05/15/23 @ 100, 5.00%, 11/15/32	500,000	575,060
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.25%, 11/15/28	500,000	607,745
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, Callable 02/15/21 @ 100, (FHA) (INS), 5.75%, 08/15/35	250,000	287,845
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, 5.00%, 05/01/20	150,000	164,853
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 11/01/20 @ 100, 4.75%, 05/01/41	250,000	270,835
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, 4.85%, 11/01/35	250,000	268,505
New York City Housing Development Corp., Revenue Bonds, Callable 11/01/25 @ 100, 3.60%, 11/01/31	250,000	259,842
New York City Housing Development Corp., Revenue Bonds, 3.10%, 11/01/32	250,000	247,883
New York City Housing Development Corp., Revenue Bonds, Callable 02/01/26 @ 100, 3.50%, 11/01/32	150,000	152,615
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 11/01/19 @ 100, 4.95%, 05/01/47	500,000	537,740
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.75%, 11/01/29	100,000	105,763
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.60%, 11/01/29	100,000	105,532
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.85%, 05/01/41	250,000	264,485
New York City Housing Development Corp., Local Multi-Family Housing, Revenue Bonds, Callable 03/16/20 @ 100, 4.90%, 11/01/40	250,000	267,930
New York City Housing Development Corp., Refunding Revenue Bonds, Callable 05/01/19 @ 100, 4.80%, 05/01/36	250,000	264,260
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/21/17 @ 100, (FGIC), 5.00%, 03/01/31	145,000	145,938
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 6.50%, 01/01/46	650,000	697,385
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/21/17 @ 100, (NATL-RE), 5.00%, 03/01/36	115,000	116,547
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/21/17 @ 100, (FGIC), 5.00%, 03/01/46	1,500,000	1,510,830
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, Callable 09/21/17 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	100,076

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/35	$500,000	$576,000
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, Callable 01/15/25 @ 100, (State Aid Withholding), 5.00%, 07/15/27	250,000	298,682
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Revenue Bonds, Callable 01/15/19 @ 100, (State Aid Withholding) (OID), 5.38%, 01/15/34	250,000	265,567
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Callable 01/15/26 @ 100, (State Aid Withholding), 5.00%, 07/15/31	750,000	878,077
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/01/20 @ 100, (OID), 5.00%, 11/01/33	500,000	556,280
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/26 @ 100, 4.00%, 08/01/35	100,000	106,415
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/34	1,000,000	1,164,960
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 08/01/25 @ 100, 5.00%, 08/01/27	25,000	30,252
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/24	100,000	121,744
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/23	100,000	119,526
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 08/01/21	100,000	114,576
New York City Water & Sewer System, Revenue Bonds, Callable 06/15/22 @ 100, 5.00%, 06/15/45	700,000	789,194
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/21 @ 100, 5.00%, 06/15/45	250,000	283,200
New York City Water & Sewer System, Revenue Bonds, Callable 12/15/22 @ 100, 5.00%, 06/15/47	325,000	366,093
New York Liberty Development Corp., Refunding Revenue Bonds, Callable 01/15/20 @ 100, 5.63%, 07/15/47	250,000	275,392
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/21 @ 100, (OID), 5.25%, 07/01/31	40,000	45,219
New York State Dormitory Authority, Revenue Bonds, 5.00%, 08/15/21	100,000	113,722
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, Callable 07/01/19 @ 100, (INS) (OID), 5.25%, 07/01/33	200,000	216,096
New York State Dormitory Authority, School Improvements, Revenue Bonds, Callable 10/01/20 @ 100, (AGM), 4.75%, 10/01/40	165,000	176,519
New York State Dormitory Authority, Hospital Improvements, Revenue Bonds, Callable 05/01/19 @ 100, 5.50%, 05/01/30	500,000	539,795
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/20	100,000	110,674
New York State Dormitory Authority, Revenue Bonds, 5.00%, 05/15/22	165,000	192,803
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/25 @ 100, 5.00%, 07/01/37	385,000	442,265
New York State Dormitory Authority, Refunding Revenue Bonds, Callable 10/01/22 @ 100, (State Aid Withholding), 3.25%, 04/01/31	280,000	282,276
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/18 @ 100, 5.25%, 07/01/48	750,000	781,650
New York State Environmental Facilities Corp., Revenue Bonds, Callable 06/15/26 @ 100, 4.00%, 06/15/36	250,000	268,257
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 5.00%, 11/01/45	150,000	155,660
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.85%, 11/01/41	205,000	212,470
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/19 @ 100, 4.80%, 11/01/34	250,000	259,205
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, 4.85%, 11/01/36	100,000	105,128

39

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (SONYMA), 5.20%, 05/01/42	$500,000	$528,395
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (SONYMA), 4.75%, 05/01/31	200,000	210,718
New York State Thruway Authority, Revenue Bonds, Callable 01/01/26 @ 100, 4.00%, 01/01/37	100,000	103,941
New York State Urban Development Corp., Public Improvements, Revenue Bonds, 5.00%, 03/15/20	100,000	110,006
Orange County Funding Corp., University & College Improvements, Revenue Bonds, Callable 07/01/22 @ 100, (OID), 3.25%, 07/01/32	500,000	465,535
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/01/21 @ 100, 3.75%, 10/01/32	1,000,000	1,038,890
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, 5.00%, 04/01/18	50,000	51,448
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/27	100,000	121,780
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/35	250,000	292,147
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/25 @ 100, 5.00%, 11/15/40	310,000	359,498
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/21	50,000	57,768
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/23	100,000	120,475
		24,872,184

North Carolina 0.67%
Charlotte-Mecklenburg Hospital Authority/The, Refunding Revenue Bonds, Callable 01/15/19 @ 100, (OID), 5.25%, 01/15/34	100,000	105,710
North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, Callable 01/01/19 @ 100, (OID), 4.50%, 01/01/22	250,000	262,647
North Carolina Turnpike Authority, Highway Improvements, Revenue Bonds, Callable 01/01/19 @ 100, (OID), 5.75%, 01/01/39	200,000	213,794
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 04/01/25 @ 100, 5.00%, 04/01/40	100,000	112,536
		694,687

North Dakota 0.10%
City of Bismarck, ND Sanitary Sewer Revenue, Revenue Bonds, Callable 05/01/25 @ 100, 3.00%, 05/01/29	100,000	102,812

Ohio 0.74%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Callable 09/06/17 @ 100, 6.50%, 06/01/47	80,000	80,153
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, Callable 09/06/17 @ 100, (OID), 6.00%, 06/01/42	420,000	412,516
Ohio Higher Educational Facility Commission, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	165,000	178,680
Ohio Higher Educational Facility Commission, Revenue Bonds, Callable 07/01/20 @ 100, (OID), 5.00%, 07/01/44	85,000	94,314
		765,663

Oklahoma 0.25%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 01/01/23 @ 100, 4.00%, 01/01/47	250,000	256,945

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Oregon 0.35%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, Callable 08/15/20 @ 100, (AGM), 5.00%, 08/15/21	$100,000	$110,396
Oregon Health & Science University, Refunding Revenue Bonds, Callable 07/01/22 @ 100, 5.00%, 07/01/32	35,000	39,852
Oregon State Facilities Authority, Refunding Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/39	200,000	210,036
		360,284

Pennsylvania 6.56%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/01/23 @ 100, 5.25%, 12/01/44	500,000	572,595
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, Callable 08/01/20 @ 100, (AGM) (OID), 5.25%, 08/01/26	135,000	149,444
Montgomery County Industrial Development Authority, Hospital Improvements, Revenue Bonds, Callable 08/01/20 @ 100, (FHA) (INS), 5.38%, 08/01/38	500,000	562,720
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 08/15/21 @ 100, (OID), 5.25%, 08/15/26	240,000	278,220
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/42	100,000	105,528
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, (OID), 4.00%, 05/01/32	100,000	100,424
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/01/22 @ 100, 5.00%, 05/01/37	100,000	106,668
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/34	190,000	223,873
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/35	125,000	146,844
Pennsylvania State University, Revenue Bonds, Callable 09/01/26 @ 100, 5.00%, 09/01/36	100,000	117,210
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/22 @ 100, 5.00%, 12/01/43	2,000,000	2,214,920
Pennsylvania Turnpike Commission, Revenue Bonds, (AGM), 5.25%, 07/15/28	150,000	187,727
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/01/25 @ 100, 5.00%, 12/01/45	500,000	548,070
Pennsylvania Turnpike Commission, Highway Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.50%, 12/01/41	500,000	551,395
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.50%, 04/01/39	100,000	109,277
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, Callable 04/01/19 @ 100, (OID), 6.38%, 04/01/29	250,000	272,655
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, Callable 11/15/24 @ 100, (OID), 4.00%, 11/15/43	500,000	520,030
		6,767,600

Puerto Rico 1.01%
Commonwealth of Puerto Rico, General Obligation Unlimited, Callable 07/01/21 @ 100, (AGM) (OID), 5.25%, 07/01/26	100,000	105,367
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Callable 01/01/20 @ 101, (AGM), 5.00%, 07/01/31	200,000	208,674
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 07/01/19	500,000	526,895
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 07/01/22	250,000	200,000
		1,040,936

41

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Rhode Island 1.36%
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, Callable 04/01/22 @ 100, (Freddie Mac) (Fannie Mae) (Ginnie Mae), 3.45%, 04/01/35	$235,000	$235,298
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 4.10%, 10/01/37	80,000	82,812
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 04/01/21 @ 100, 3.45%, 04/01/26	500,000	515,925
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/01/19 @ 100, 6.35%, 12/01/30	500,000	535,410
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, Callable 12/01/20 @ 100, (OID), 5.00%, 12/01/39	35,000	38,304
		1,407,749

South Carolina 0.05%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, Callable 08/01/19 @ 100, (OID), 5.75%, 08/01/39	50,000	52,728

South Dakota 0.38%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/01/25 @ 100, 3.13%, 11/01/36	150,000	144,602
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/01/25 @ 100, 2.45%, 05/01/27	250,000	247,728
		392,330

Tennessee 0.32%
City of Memphis, TN, General Obligation Unlimited, Callable 04/01/24 @ 100, 5.00%, 04/01/44	100,000	113,679
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 07/01/20 @ 100, 5.00%, 07/01/26	200,000	219,076
		332,755

Texas 4.30%
City of Houston, TX, Refunding Revenue Bonds, Callable 09/01/21 @ 100, 5.25%, 09/01/29	500,000	566,785
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 08/01/26 @ 100, 5.00%, 02/01/32	250,000	299,310
Clifton Higher Education Finance Corp., School Improvements, Refunding Revenue Bonds, Callable 08/15/24 @ 100, (GTD), 4.00%, 08/15/44	500,000	515,915
Comal Independent School District, School Improvements, General Obligation Unlimited, 4.00%, 02/01/34	250,000	267,202
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 03/01/22 @ 100, 4.00%, 03/01/46	250,000	254,240
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 05/15/26 @ 100, 4.00%, 11/15/30	1,130,000	1,198,320
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, 5.00%, 10/01/19	120,000	129,835
Harris County Cultural Education Facilities Finance Corp., Refunding Revenue Bonds, Callable 10/01/19 @ 100, (OID), 4.75%, 10/01/25	175,000	187,257
North Texas Tollway Authority, Refunding Revenue Bonds, Callable 01/01/21 @ 100, (OID), 6.00%, 01/01/38	100,000	113,984
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, Callable 09/15/22 @ 100, (OID), 4.00%, 09/15/42	250,000	256,115

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.13%, 09/01/25	$100,000	$107,693
Tarrant County Cultural Education Facilities Finance Corp., Hospital Improvements, Revenue Bonds, (OID), 4.50%, 09/01/19	100,000	105,980
Tarrant County Health Facilities Development Corp., Hospital Improvements, Revenue Bonds, Callable 12/01/19 @ 100, 5.00%, 12/01/23	100,000	109,047
Texas A&M University, Refunding Revenue Bonds, Callable 05/15/20 @ 100, 5.00%, 05/15/39	100,000	110,853
Texas Public Finance Authority, Revenue Bonds, Callable 12/01/26 @ 100, 4.00%, 12/01/31	200,000	215,086
		4,437,622

Utah 0.33%
University of Utah/The, University & College Improvements, Revenue Bonds, Callable 08/01/23 @ 100, 5.00%, 08/01/43	250,000	284,837
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 01/01/21 @ 100, 5.25%, 01/01/25	25,000	25,979
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 01/01/21 @ 100, 5.75%, 01/01/33	30,000	31,343
		342,159

Vermont 0.24%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 08/15/22 @ 100, 3.75%, 08/15/37	245,000	247,435

Virgin Islands 0.08%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/01/19 @ 100, 5.00%, 10/01/25	100,000	84,500

Virginia 0.48%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 04/01/20 @ 100, 4.50%, 10/01/45	215,000	222,686
Virginia Resources Authority, Revenue Bonds, Callable 11/01/25 @ 100, 4.00%, 11/01/33	250,000	270,575
		493,261

Washington 1.85%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 06/01/23 @ 100, 5.00%, 05/01/43	1,000,000	1,098,910
Washington Health Care Facilities Authority, Revenue Bonds, Callable 11/01/19 @ 100, 5.00%, 11/01/28	250,000	266,615
Washington Health Care Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 10/01/19 @ 100, (OID), 5.63%, 10/01/38	500,000	548,780
		1,914,305

West Virginia 0.46%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, Callable 09/01/19 @ 100, (OID), 5.63%, 09/01/32	200,000	213,186
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 09/01/19	250,000	265,285
		478,471

43

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Wisconsin 0.08%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, Callable 05/01/20 @ 100, (OID), 5.63%, 11/01/35	$80,000	$84,182

Wyoming 0.48%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 06/01/24 @ 100, 3.70%, 06/01/39	490,000	495,199
Total Municipal Bonds
(Cost $97,398,665)		101,799,799

Money Market 0.67%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class 0.84% (a)	693,056	693,056
Total Money Market
(Cost $693,056)		693,056

Total Investments — 99.29%
(Cost $98,091,721)		102,492,855
Other Assets in Excess of Liabilities — 0.71%		729,354

NET ASSETS — 100.00%		$103,222,209

(a)	Rate disclosed is the seven day effective yield as of June 30, 2017.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

BHAC-CR - Berkshire Hathaway Assurance Corp. Custodial Receipts

FGIC - Financial Guaranty Insurance Co.

FHA - Insured by Federal Housing Administration.

GO - General Obligation

GTD - Guaranteed

INS - Insured

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

See accompanying notes to financial statements.

44	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value
Collateralized Mortgage Obligations 0.12%
CHL Mortgage Pass-Through Trust 2005-21, A27, 5.50%, 10/25/35	$47,312	$42,760
CHL Mortgage Pass-Through Trust 2005-21, A7, 5.50%, 10/25/35	51,148	46,227
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 02/25/35	164,123	164,488
Total Collateralized Mortgage Obligations
(Cost $180,473)		253,475

Municipal Bonds 74.16%

Alabama 2.72%
Health Care Authority for Baptist Health/The, Refunding Revenue Bonds, 5.50%, 11/15/43	4,000,000	4,464,960
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/39	715,000	788,516
University of Alabama/The, University & College Improvements, Build America Revenue Bonds, Callable 06/01/20 @ 100, (OID), 6.13%, 06/01/42	500,000	551,580
		5,805,056

Arizona 1.37%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 09/01/27	225,000	245,671
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 5.92%, 08/01/22	1,365,000	1,483,796
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 08/01/20 @ 100, 6.64%, 08/01/44	1,085,000	1,194,053
		2,923,520

California 7.56%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 02/01/26	465,000	563,617
Bay Area Toll Authority, Build America Revenue Bonds, 6.91%, 10/01/50	1,000,000	1,518,420
Bay Area Toll Authority, Highway Improvements, Build America Revenue Bonds, 6.92%, 04/01/40	250,000	353,765
City & County of San Francisco, General Obligation Unlimited, 6.26%, 06/15/30	450,000	578,214
City of Tulare, Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 11/15/19 @ 100, (AGM) (OID), 8.75%, 11/15/44	1,000,000	1,153,590
Colton Joint Unified School District, School Improvements, General Obligation Unlimited, 6.01%, 08/01/26	1,000,000	1,157,250
County of San Bernardino, Refunding Revenue Bonds, (AGM), 6.02%, 08/01/23	190,000	206,809
Los Angeles Department of Water & Power Power System Revenue, Electric Light & Power Improvements, Build America Revenue Bonds, Callable 07/01/21 @ 100, 7.00%, 07/01/41	500,000	585,855
Napa Valley Unified School District, School Improvements, General Obligation Unlimited, 6.51%, 08/01/43	500,000	683,580
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation, (OID), 8.50%, 09/01/20	500,000	546,950
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 08/01/31	1,310,000	1,611,785
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 08/01/25	500,000	590,050
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 02/01/23	1,000,000	1,196,900
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 02/01/26	500,000	627,565
State of California, Recreational Facility, Water Facility & Correctional Facility Improvements, Build America Bonds, General Obligation Unlimited, (AGM-CR) (OID), 6.88%, 11/01/26	1,000,000	1,282,860
University of California, Revenue Bonds, 4.13%, 05/15/45	1,000,000	1,035,100
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 05/15/27	250,000	258,955

45

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

California (cont.)
University of California, Revenue Bonds, Callable 05/15/30 @ 100, 6.30%, 05/15/50	$510,000	$623,169
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 08/01/30	1,250,000	1,551,862
		16,126,296

Colorado 0.97%
Adams State University, University & College Improvements, Build America Revenue Bonds, Callable 05/15/19 @ 100, (State Higher Education Intercept Program) (OID), 6.47%, 05/15/38	250,000	266,215
City of Brighton, Public Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/20 @ 100, (AGM) (OID), 6.75%, 12/01/35	250,000	266,610
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 05/15/42	1,000,000	1,267,060
County of Gunnison, Public Improvements, Build America Bonds, Certificate of Participation, Callable 07/15/20 @ 100, 5.95%, 07/15/30	250,000	264,740
		2,064,625

Connecticut 1.21%
City of Bridgeport, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 08/15/20 @ 100, (AGM), 6.57%, 08/15/28	1,000,000	1,110,260
City of Waterbury, Public Improvements, General Obligation Unlimited, Callable 09/01/20 @ 100, (AGM), 6.10%, 09/01/30	500,000	541,230
State of Connecticut, General Obligation Unlimited, 5.85%, 03/15/32	780,000	930,805
		2,582,295

District of Columbia 0.25%
Washington Metropolitan Area Transit Authority, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, (OID), 7.00%, 07/01/34	500,000	541,535

Florida 4.94%
City of Lake City, Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.03%, 07/01/30	100,000	107,264
City of Lake City, Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, (AGM), 6.28%, 07/01/40	200,000	215,082
City of Miami Gardens, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 06/01/26	1,250,000	1,473,375
City of Oakland Park, Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.14%, 09/01/35	300,000	313,965
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.85%, 10/01/29	250,000	274,937
City of Orlando, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 7.10%, 10/01/39	415,000	453,284
City of Tallahassee, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/01/40	300,000	351,336
County of Miami-Dade, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 04/01/40	1,000,000	1,367,540
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, 6.54%, 04/01/30	500,000	548,165
County of Miami-Dade, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/01/29	250,000	316,500
County of Miami-Dade, Public Improvements, Build America Revenue Bonds, Callable 04/01/19 @ 100, 6.97%, 04/01/39	750,000	790,560

46	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Florida (cont.)
County of Miami-Dade, Transit System, Transit Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 6.91%, 07/01/39	$500,000	$545,360
County of Miami-Dade, Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 07/01/32	500,000	554,275
Florida Atlantic University Finance Corp., University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 7.64%, 07/01/40	165,000	185,906
Florida Department of Environmental Protection, Public Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.05%, 07/01/29	750,000	818,700
Florida Governmental Utility Authority, Build America Revenue Bonds, Callable 10/01/20 @ 100, 6.55%, 10/01/40	500,000	559,955
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/01/20 @ 100, 7.50%, 11/01/35	250,000	281,535
Osceola County School Board, School Improvements, Certificate of Participation, 6.66%, 04/01/27	1,000,000	1,200,290
Town of Miami Lakes, Public Improvements, Build America Revenue Bonds, 7.59%, 12/01/30	150,000	191,094
		10,549,123

Georgia 2.64%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 01/01/26 @ 100, 4.50%, 01/01/47	600,000	639,174
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Bonds, Build America Revenue Bonds, 7.06%, 04/01/57	2,500,000	2,885,775
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 02/01/24 @ 100, 3.84%, 02/01/32	2,000,000	2,117,160
		5,642,109

Hawaii 0.73%
State of Hawaii, General Obligation Unlimited, Callable 10/01/25 @ 100, 4.05%, 10/01/32	1,495,000	1,560,302

Idaho 0.44%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, Callable 09/01/22 @ 100, (OID), 5.25%, 09/01/24	900,000	933,489

Illinois 3.15%
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 6.00%, 01/15/28	150,000	160,805
City of Chicago Heights, Refunding Bonds, General Obligation Unlimited, Callable 01/15/21 @ 100, (AGM) (OID), 5.50%, 01/15/24	500,000	531,650
City of Chicago, Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/01/40	250,000	318,982
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/01/19 @ 100, (AGM), 6.65%, 12/01/29	840,000	899,942
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, Callable 01/01/20 @ 100, (AGM) (OID), 7.13%, 01/01/35	1,000,000	1,046,450
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 8.15%, 04/01/41	570,000	636,023
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, Callable 04/01/20 @ 100, (AGM), 7.75%, 04/01/30	250,000	279,845
Village of Glenwood, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/01/28	1,500,000	1,794,990
Village of Rosemont, Public Improvements, General Obligation Unlimited, (AGM) (OID), 6.13%, 12/01/30	500,000	578,280

47

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Illinois (cont.)
Will County Forest Preservation District, Public Improvements, Build America Bonds, General Obligation Limited, 5.71%, 12/15/30	$400,000	$470,180
		6,717,147

Indiana 1.39%
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, 3.95%, 07/05/29	1,000,000	1,018,710
Anderson School Building Corp., Refunding Bonds, General Obligation Limited, Callable 07/05/23 @ 100, (OID), 3.75%, 07/05/28	1,000,000	1,016,420
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 08/01/20 @ 100, 7.21%, 02/01/39	800,000	930,400
		2,965,530

Kansas 0.69%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/01/19 @ 100, 6.26%, 11/01/28	390,000	418,021
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 04/15/37	1,000,000	1,064,490
		1,482,511

Kentucky 1.32%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, Callable 09/01/20 @ 100, (AGM), 6.49%, 09/01/37	250,000	267,552
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/01/25	400,000	449,432
Paducah Independent School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,046,210
Perry County School District Finance Corp., School Improvements, Revenue Bonds, Callable 12/01/21 @ 100, (SEEK), 5.00%, 12/01/30	1,000,000	1,042,510
		2,805,704

Louisiana 1.50%
City of New Orleans, Swap Termination Refunding Bonds, General Obligation Limited, Callable 09/01/22 @ 100, 4.59%, 09/01/27	500,000	526,415
East Baton Rouge Sewerage Commission, Refunding Revenue Bonds, Callable 02/01/25 @ 100, 3.95%, 02/01/30	1,000,000	1,029,660
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 7.20%, 02/01/42	1,540,000	1,642,271
		3,198,346

Massachusetts 0.61%
City of Worcester, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 01/01/28	205,000	237,669
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/01/35	750,000	878,280
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 05/01/19 @ 100, 6.57%, 05/01/39	165,000	178,405
		1,294,354

48	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Michigan 2.69%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 05/01/20 @ 100, (AGM), 5.75%, 05/01/32	$500,000	$525,215
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 05/01/21 @ 100, 6.20%, 05/01/24	200,000	225,216
County of Macomb, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.13%, 11/01/30	250,000	265,557
Eastern Michigan University, University & College Improvements, Build America Revenue Bonds, Callable 02/15/19 @ 100, 7.21%, 02/15/38	250,000	259,505
Michigan Finance Authority, Revenue Bonds, Callable 09/01/25 @ 100, 3.90%, 09/01/30	250,000	248,623
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 05/01/21 @ 100, 6.20%, 05/01/22	410,000	440,676
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/01/20 @ 100, 6.38%, 11/01/25	500,000	542,150
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 06/01/34	2,545,000	2,544,491
Milan Area Schools, School Improvements, General Obligation Unlimited, Callable 05/01/19 @ 100, (OID), 7.10%, 05/01/34	485,000	516,612
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 05/01/20 @ 100, 5.90%, 05/01/27	150,000	162,642
St Johns Public Schools, General Obligation Unlimited, Callable 05/01/20 @ 100, 6.65%, 05/01/40	5,000	5,266
		5,735,953

Mississippi 0.87%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 01/01/35	650,000	838,259
State of Mississippi, Refunding Bonds, General Obligation Unlimited, 3.43%, 10/01/29	1,000,000	1,028,260
		1,866,519

Missouri 2.66%
City of Kansas City, Revenue Bonds, 7.83%, 04/01/40	2,500,000	3,200,275
City of Sedalia, Sewer Improvements, Build America Bonds, Certificate of Participation, Callable 06/01/20 @ 100, (AGM), 6.50%, 06/01/24	250,000	257,995
City of St. Charles, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 08/01/20 @ 100, 5.65%, 02/01/30	275,000	287,215
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.90%, 01/01/42	1,000,000	1,323,920
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 01/01/39	475,000	598,885
		5,668,290

Nebraska 0.64%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 01/01/30	200,000	229,696
Omaha Public Power District, Build America Revenue Bonds, 5.43%, 02/01/41	1,000,000	1,139,710
		1,369,406

Nevada 2.81%
City of Las Vegas, Public Improvements, Build America Bonds, Certificate of Participation, Callable 09/01/19 @ 100, (OID), 7.75%, 09/01/29	1,100,000	1,244,837

49

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Nevada (cont.)
County of Clark, Transit Improvements, Build America Bonds, General Obligation Limited, Callable 07/01/20 @ 100, (OID), 7.00%, 07/01/38	$1,000,000	$1,146,690
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.88%, 02/01/40	250,000	326,230
County of Washoe, Public Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	1,590,000	2,044,120
Las Vegas Valley Water District, Water Utility Improvements, Build America Bonds, General Obligation Limited, Callable 06/01/19 @ 100, 7.10%, 06/01/39	925,000	1,010,183
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, Callable 04/01/20 @ 100, (GTD), 6.25%, 04/01/30	220,000	227,693
		5,999,753

New Jersey 2.90%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 02/15/29	750,000	922,530
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 06/15/20 @ 100, 6.43%, 12/15/35	500,000	518,045
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/20 @ 100, 6.19%, 07/01/40	500,000	537,390
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 07/01/19 @ 100, 7.40%, 07/01/40	1,000,000	1,115,120
New Jersey Housing & Mortgage Finance Agency, State Multi Family Housing, Refunding Revenue Bonds, Callable 11/01/24 @ 100, 4.27%, 11/01/30	390,000	396,158
New Jersey Turnpike Authority, Highway Improvements, Build America Revenue Bonds, 7.10%, 01/01/41	250,000	367,140
South Jersey Transportation Authority LLC, Highway Improvements, Build America Revenue Bonds, (OID), 7.00%, 11/01/38	500,000	542,300
Township of Brick, NJ, General Obligation Unlimited, Callable 09/01/23 @ 100, 3.75%, 09/01/28	1,780,000	1,792,585
		6,191,268

New York 8.69%
City of New York, General Obligation Unlimited, Callable 02/01/25 @ 100, 3.60%, 08/01/28	500,000	509,390
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/01/31	100,000	116,227
City of New York, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 03/01/27	145,000	174,822
County of Nassau, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/01/24	500,000	570,425
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 05/01/41	195,000	239,829
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/26	875,000	1,045,004
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/39	700,000	875,931
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/30	125,000	155,851
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.67%, 11/15/39	1,000,000	1,368,410
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/40	1,500,000	2,035,635
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/30	395,000	510,158
New York City Housing Development Corp., Multi-Family Housing Revenue Bonds, Callable 05/01/19 @ 100, 6.42%, 11/01/39	2,500,000	2,674,075
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 03/01/46	680,000	725,213

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 07/15/40	$500,000	$664,400
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 05/01/36	815,000	1,008,302
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 06/15/20 @ 100, 6.49%, 06/15/42	200,000	223,144
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/19 @ 100, 6.88%, 12/15/34	500,000	538,590
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/26 @ 100, 3.88%, 07/01/46	1,000,000	960,560
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	1,000,000	1,067,350
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/15/24 @ 100, 3.92%, 10/15/28	2,115,000	2,218,149
Port Authority of New York & New Jersey, Revenue Bonds, 4.46%, 10/01/62	450,000	492,903
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.55%, 11/15/40	150,000	184,113
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 04/01/40	150,000	186,213
		18,544,694

North Carolina 0.12%
County of Cabarrus, School Improvements, Revenue Bonds, Callable 04/01/21 @ 100, 5.50%, 04/01/26	235,000	252,811

Ohio 3.83%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	430,000	634,517
American Municipal Power, Inc., Revenue Bonds, 6.27%, 02/15/50	1,350,000	1,678,225
American Municipal Power, Inc., Build America Refunding Revenue Bonds, Callable 02/15/20 @ 100, 5.96%, 02/15/24	500,000	534,410
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 02/15/50	1,350,000	1,902,838
Cincinnati City School District, Refunding Bonds, Certificate of Participation, Callable 12/15/24 @ 100, (OID), 4.00%, 12/15/32	200,000	203,840
County of Cuyahoga, Hospital Improvements, Build America Revenue Bonds, 8.22%, 02/15/40	1,000,000	1,237,090
Franklin County Convention Facilities Authority, Economic Improvements, Build America Revenue Bonds, 6.64%, 12/01/42	500,000	622,060
Madison Local School District/Lake County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 10/01/20 @ 100, (School District Credit Program), 5.70%, 04/01/35	250,000	259,395
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/01/20 @ 100, 5.90%, 12/01/30	110,000	120,736
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, Callable 06/01/25 @ 100, 3.50%, 12/01/29	500,000	492,345
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, Callable 09/01/19 @ 100, (School District Credit Program), 5.65%, 09/01/31	200,000	204,602
State of Ohio, Public Improvements, Build America Revenue Bonds, Callable 10/01/19 @ 100, 6.52%, 10/01/28	250,000	277,355
		8,167,413

Oklahoma 0.25%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/01/19 @ 102, (OID), 6.80%, 12/01/33	500,000	535,860

51

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Oregon 0.13%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 05/01/20 @ 100, 6.18%, 05/01/35	$250,000	$275,027

Pennsylvania 1.85%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/01/37	520,000	639,210
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 5.85%, 12/01/37	335,000	411,052
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 04/15/28	630,000	719,032
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 03/15/28	500,000	500,830
Pittsburgh Water & Sewer Authority, Refunding Revenue Bonds, (AGM), 6.61%, 09/01/24	300,000	344,253
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/01/39	1,000,000	1,177,070
Township of Bristol, Pension Funding, General Obligation Unlimited, Callable 09/15/18 @ 100, (AGM), 7.15%, 09/15/38	150,000	160,256
		3,951,703

Rhode Island 0.05%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 10/01/22 @ 100, 4.46%, 10/01/31	100,000	102,939

South Carolina 0.13%
Moncks Corner Regional Recreation Corp., Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/01/20 @ 100, 6.55%, 12/01/39	250,000	276,732

South Dakota 0.21%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 06/01/21 @ 100, 6.15%, 06/01/31	400,000	437,360

Tennessee 2.48%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, Callable 06/01/19 @ 100, (GTD), 7.20%, 06/01/44	1,500,000	1,581,510
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 07/01/43	2,000,000	2,694,300
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.29%, 07/01/27	500,000	504,100
Metropolitan Government of Nashville & Davidson County, TN, Refunding Bonds, General Obligation Unlimited, 3.39%, 07/01/28	500,000	504,070
		5,283,980

Texas 6.17%
Austin Community College District, University & College Improvements, Revenue Bonds, Callable 02/01/19 @ 100, 5.00%, 02/01/26	985,000	1,035,659
City of Lancaster, Public Improvements, Build America Bonds, General Obligation Limited, Callable 02/15/20 @ 100, 6.53%, 02/15/40	750,000	814,687
City of Laredo, Sports Venue Sales Tax Revenue, Recreational Facility Improvements, Revenue Bonds, Callable 03/15/18 @ 100, (AGM) (OID), 5.45%, 03/15/31	500,000	514,355
City of San Antonio, Public Improvements, Build America Bonds, General Obligation Limited, Callable 08/01/20 @ 100, 6.04%, 08/01/40	250,000	274,410

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Texas (cont.)
County of Bexar, Public Improvements, Build America Bonds, General Obligation Limited, Callable 06/15/19 @ 100, 6.63%, 06/15/39	$500,000	$543,800
Dallas Convention Center Hotel Development Corp., Public Improvements, Build America Revenue Bonds, 7.09%, 01/01/42	1,500,000	1,999,815
Dallas County Hospital District, General Obligation Limited, 5.62%, 08/15/44	520,000	644,337
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 09/15/20 @ 100, 7.18%, 09/15/35	250,000	265,308
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	1,000,000	1,163,140
Frisco Economic Development Corp., Public Improvements, Revenue Bonds, Callable 02/15/24 @ 100, 4.20%, 02/15/34	1,000,000	1,004,180
Midland County Hospital District, Health, Hospital, & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 05/15/39	260,000	318,820
North Texas Tollway Authority, Highway Improvements, Build America Revenue Bonds, Callable 02/01/20 @ 100, 8.91%, 02/01/30	2,000,000	2,293,860
Orchard Cultural Education Facilities Finance Corp., Recreational Facility Improvements, Revenue Bonds, Callable 11/15/20 @ 100, 6.48%, 11/15/34	860,000	985,861
San Antonio Industrial Development Corp., Refunding Revenue Bonds, Callable 08/15/23 @ 100, 4.75%, 08/15/33	750,000	810,900
Texas A&M University, Revenue Bonds, Callable 05/15/26 @ 100, 4.11%, 05/15/45	500,000	503,940
		13,173,072

Utah 0.25%
Central Weber Sewer Improvement District, Sewer Improvements, Build America Revenue Bonds, Callable 03/01/19 @ 100, (OID), 6.38%, 03/01/34	500,000	528,255

Virgin Islands 0.92%
Virgin Islands Water & Power Authority — Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 07/01/35	1,000,000	1,061,050
Virgin Islands Water & Power Authority — Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 07/01/28	840,000	902,286
		1,963,336

Virginia 2.50%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Callable 09/06/17 @ 100, (OID), 6.71%, 06/01/46	6,085,000	5,336,910

Washington 1.07%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 02/01/40	250,000	295,455
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 09/01/30	250,000	281,025
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/01/21 @ 100, 5.25%, 12/01/29	705,000	753,003
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 09/01/32	500,000	657,195
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/01/40	250,000	288,497
		2,275,175

53

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

West Virginia 0.98%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, Callable 06/01/25 @ 100, 7.47%, 06/01/47	$2,125,000	$2,084,200

Wisconsin 0.47%
Glendale Community Development Authority, Economic Improvements Tax Allocation Bonds, Callable 10/01/17 @ 100, 6.97%, 10/01/29	1,000,000	1,006,510
Total Municipal Bonds (Cost $146,050,006)		158,219,108

Common Stocks 6.78%

Energy 4.66%	Shares
Buckeye Partners LP	10,590	677,019
Cone Midstream Partners LP	8,500	161,075
Enbridge Energy Partners LP	22,519	360,304
Energy Transfer Partners LP	50,446	1,028,594
EnLink Midstream Partners LP	33,865	574,350
Enterprise Products Partners LP	42,400	1,148,192
Global Partners LP	7,215	130,231
Magellan Midstream Partners LP	11,700	833,859
MPLX LP	32,000	1,068,800
Plains All American Pipeline LP	3,200	84,064
Spectra Energy Partners LP	26,500	1,136,850
Targa Resources Corp.	12,739	575,803
TC PipeLines LP	10,695	588,225
Tesoro Logistics LP	6,405	331,074
USA Compression Partners LP	12,796	209,343
Western Gas Partners LP	18,750	1,048,875
		9,956,658

Financials 0.11%
Blackstone Group LP/The	7,100	236,785

Real Estate Investment Trusts 1.48%
Apple Hospitality REIT, Inc.	32,539	608,805
Blackstone Mortgage Trust, Inc.	11,565	365,454
City Office REIT, Inc.	20,000	254,000
DiamondRock Hospitality Co.	25,953	284,185
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,207,353
Pebblebrook Hotel Trust	8,806	283,905
Spirit Realty Capital, Inc.	20,000	148,200
		3,151,902

Telecommunication Services 0.53%
AT&T, Inc.	18,000	679,140
Verizon Communications, Inc.	10,000	446,600
		1,125,740
Total Common Stocks (Cost $12,669,580)		14,471,085

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

Corporate Bonds 8.38%
Bank of New York Mellon Corp./The, 4.63%, 12/29/49(a)	$500,000	$505,550
Choice Hotels International, Inc., 5.70%, 08/28/20	200,000	218,250
DDR Corp., 7.50%, 07/15/18	500,000	525,910
Digital Realty Trust LP, 5.88%, 02/01/20	1,000,000	1,081,120
Dow Chemical Co./The, 3.05%, 02/15/22	1,000,000	994,225
Duke Realty LP, 4.38%, 06/15/22	250,000	266,700
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	103,072
Exelon Generation Co. LLC, 5.60%, 06/15/42(b)	400,000	363,133
Fifth Third Bancorp, 8.25%, 03/01/38	250,000	375,029
General Electric Co., 5.00%, 12/29/49(a)	1,765,000	1,875,577
Goldman Sachs Group, Inc./The, 6.45%, 05/01/36	500,000	628,990
Goldman Sachs Group, Inc./The, 6.75%, 10/01/37	1,350,000	1,755,558
Hospitality Properties Trust, 4.50%, 03/15/25	500,000	513,960
Kilroy Realty LP, 4.80%, 07/15/18	100,000	102,258
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	250,000	277,592
MetLife, Inc., 9.25%, 04/08/38(b)	1,500,000	2,238,750
MetLife, Inc., 10.75%, 08/01/39	1,000,000	1,667,500
National Retail Properties, Inc., 5.50%, 07/15/21	350,000	384,428
Noble Holding International Ltd., 6.05%, 03/01/41	1,000,000	595,000
PECO Energy Capital Trust IV, 5.75%, 06/15/33	1,000,000	992,294
Qwest Corp., 7.13%, 11/15/43	1,000,000	995,250
SL Green Realty Corp., 7.75%, 03/15/20	1,000,000	1,120,369
Valero Energy Corp., 8.75%, 06/15/30	224,000	300,834
Total Corporate Bonds (Cost $16,690,698)		17,881,349

Preferred Stocks 9.40%

Financials 2.22%	Shares
Aegon NV, 8.00%	12,900	334,368
Aflac, Inc., 5.50%	8,850	224,348
American Financial Group, Inc., 6.00%	8,700	238,815
Arch Capital Group Ltd., 5.25%	20,000	487,400
Bank of New York Mellon Corp./The, 5.20%	8,700	218,631
First Republic Bank, 5.70%	9,000	234,000
Hancock Holding Co., 5.95%	3,700	98,124
JPMorgan Chase & Co., 6.30%	8,750	235,813
JPMorgan Chase & Co., 5.45%	4,480	115,987
KKR & Co. LP, 6.50%	10,000	268,950
KKR Financial Holdings LLC, 7.38%	9,600	250,368
PNC Financial Services Group, Inc./The, 5.38%	4,250	108,715
Protective Life Corp., 6.25%	11,300	286,681
State Street Corp., 5.35% (a)	1,000	27,430
State Street Corp., 5.25%	8,050	202,941
Torchmark Corp., 6.13%	10,000	265,600
U.S. Bancorp, 6.50%	7,300	216,737
Wells Fargo & Co., 5.70%	20,000	518,000
Wells Fargo & Co., 5.20%	15,850	397,835
		4,730,743

Industrials 0.32%
Pitney Bowes, Inc., 6.70%	5,700	152,304

55

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Industrials (cont.)
Stanley Black & Decker, Inc., 5.75%	20,687	$528,967
		681,271

Real Estate Investment Trusts 4.64%
DDR Corp., 6.50%	9,184	230,243
Digital Realty Trust, Inc., 6.35%	25,450	690,967
Equity Commonwealth, 5.75%	10,000	253,100
Kimco Realty Corp., 6.00%	32,490	818,748
Kimco Realty Corp., 5.50%	39,809	998,808
Kimco Realty Corp., 5.63%	24,367	608,688
National Retail Properties, Inc., 5.20%	25,000	606,250
PS Business Parks, Inc., 6.00%	40,522	1,021,154
PS Business Parks, Inc., 5.70%	6,498	167,194
PS Business Parks, Inc., 5.20%	10,000	249,900
Public Storage, 5.13%	10,000	252,000
Public Storage, 5.88%	7,076	191,052
Public Storage, 4.95%	20,000	490,400
Public Storage, 5.90%	12,487	313,299
Public Storage, 4.90%	20,000	483,800
Regency Centers Corp., 6.00%	28,225	717,762
Senior Housing Properties Trust, 5.63%	26,660	675,298
Taubman Centers, Inc., 6.25%	13,046	330,586
Taubman Centers, Inc., 6.50%	9,416	236,624
Ventas Capital Corp., 5.45%	10,000	254,400
Vornado Realty Trust, 5.40%	12,298	311,139
		9,901,412

Utilities 2.22%
Dominion Resources, Inc., 5.25%	20,000	503,400
DTE Energy Co., 5.38%	10,000	253,100
DTE Energy Co., 6.00%	20,000	548,000
Duke Energy Corp., 5.13%	9,030	236,135
Entergy Arkansas, Inc., 4.88%	20,000	481,000
Entergy Louisiana LLC, 4.88%	10,000	240,200
Entergy Mississippi, Inc., 4.90%	30,000	728,100
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	170,850
NextEra Energy Capital Holdings, Inc., 5.63%	8,775	220,955
NextEra Energy Capital Holdings, Inc., 5.25%	15,000	379,950
SCE Trust I, 5.63%	19,125	480,420
Southern Co., 5.25%	20,000	500,200
		4,742,310
Total Preferred Stocks (Cost $19,748,854)		20,055,736

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Money Market 0.20%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.84%(c)	430,348	$430,348

Total Money Market
(Cost $430,348)		430,348

Total Investments — 99.04%
(Cost $195,769,959)		211,311,101
Other Assets in Excess of Liabilities — 0.96%		2,055,053

NET ASSETS — 100.00%		$213,366,154

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2017.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2017.

AGM - Assured Guaranty Municipal Corp.

AGM-CR - Assured Guaranty Municipal Corp. Custody Receipts

GTD - Guaranteed

NATL-RE - Insured by National Public Finance Guarantee Corp.

OID - Original Issue Discount

SEEK - Support Education Excellence in Kentucky

See accompanying notes to financial statements.

57

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 38.36%

Alabama 1.95%
Health Care Authority for Baptist Health/The, Health, Hospital, Nursing Home Improvements, Refunding Revenue Bonds, 5.50%, 11/15/43	$1,000,000	$1,116,240

Arizona 1.99%
City of Glendale, Senior Excise Tax Revenue, Refunding Revenue Bonds, 3.93%, 07/01/31	500,000	494,805
City of Tucson, Certificate of Participation, (AGM), 4.83%, 07/01/34	620,000	640,417
		1,135,222

California 3.19%
City of Newport Beach, Public Improvements, Certificate of Participation, 7.17%, 07/01/40	800,000	1,095,976
San Bernardino Community College District, Public Improvements, General Obligation Unlimited, 7.63%, 08/01/44	505,000	726,336
		1,822,312

Florida 2.49%
Miami-Dade County, Educational Facilities Revenue, University of Miami, 5.07%, 04/01/50	390,000	431,032
Pasco County School Board, School Improvements, Certificate of Participation, Callable 12/01/24 @ 100, (AGM), 5.00%, 12/01/37	1,000,000	992,690
		1,423,722

Georgia 2.02%
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Refunding Revenue Bonds, 7.06%, 04/01/57	1,000,000	1,154,310

Kansas 1.86%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 04/15/37	1,000,000	1,064,490

Louisiana 0.90%
City of New Orleans, Public & Recreational Facilities Improvements, General Obligation Unlimited, Callable 12/01/24 @ 100, (AGM) (OID), 4.00%, 12/01/31	500,000	515,505

Michigan 1.86%
County of Macomb, Retirement Facilities, General Obligation Limited, Callable 11/01/25 @ 100, 4.42%, 11/01/35	1,000,000	1,060,850

Minnesota 0.46%
St. Paul, Housing & Redevelopment Authority, Revenue Bonds, 4.19%, 07/01/27	250,000	260,630

Nebraska 2.84%
Public Power Generation Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.24%, 01/01/41	1,315,000	1,626,852

Nevada 0.22%
County of Washoe, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 02/01/40	100,000	128,561

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Principal Amount	Market Value

New Jersey 1.33%
New Jersey Housing & Mortgage Finance Agency, State Multi-Family Housing, Refunding Revenue Bonds, Callable 11/01/24 @ 100, 4.47%, 11/01/37	$750,000	$758,385

New York 2.85%
Metropolitan Transportation Authority, Revenue Bonds, 6.65%, 11/15/39	225,000	307,382
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, (State Aid Withholding), 5.00%, 07/15/30	300,000	333,606
New York State Dormitory Authority, Revenue Bonds, Callable 07/01/26 @ 100, 3.88%, 07/01/46	750,000	720,420
Port Authority of New York & New Jersey, Revenue Bonds, Callable 06/01/25 @ 100, 4.82%, 06/01/45	250,000	266,838
		1,628,246

Ohio 5.62%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 02/15/50	1,000,000	1,614,720
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 02/15/41	1,000,000	1,475,620
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 02/15/47	100,000	123,193
		3,213,533

Oregon 1.75%
Washington & Multnomah Counties School District No. 48J Beaverton, Pension Funding, General Obligation Limited, Callable 06/30/25 @ 100, 4.06%, 06/30/34	1,000,000	1,001,550

Pennsylvania 1.94%
City of Reading, General Obligation Unlimited, Callable 11/01/24 @ 100, (AGM) (OID), 5.30%, 11/01/33	1,000,000	1,112,010

Tennessee 1.35%
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 07/01/29	100,000	100,812
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 07/01/43	500,000	673,575
		774,387

Texas 1.53%
El Paso Downtown Development Corp., Recreational Facility Improvements, Revenue Bonds, 7.25%, 08/15/43	750,000	872,355

Wisconsin 2.21%
Public Finance Authority, Parking Facility Improvements, Revenue Bonds, Callable 11/01/24 @ 100, (OID), 5.00%, 11/01/44	1,250,000	1,264,075
Total Municipal Bonds (Cost $20,802,632)		21,933,235

59

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Preferred Stocks 20.24%

Financials 8.81%
Aegon NV, 8.00%	2,000	$51,840
Aegon NV, 6.38%	10,000	258,100
Arch Capital Group Ltd., 5.25%	10,000	243,700
BGC Partners, Inc., 8.13%	11,550	296,142
Capital One Financial Corp., 6.70%	10,000	274,300
Citigroup, Inc., 6.88%	12,000	355,080
Citigroup, Inc., 6.30%	10,000	267,000
First Republic Bank, 5.70%	10,000	260,000
Hancock Holding Co., 5.95%	10,200	270,504
JPMorgan Chase & Co., 6.10%	10,000	271,300
JPMorgan Chase & Co., 6.70%	10,000	269,800
JPMorgan Chase & Co., 6.30%	15,750	424,462
KKR Financial Holdings LLC, 7.38%	9,600	250,368
Northern Trust Corp., 5.85%	6,000	165,540
Torchmark Corp., 6.13%	10,000	265,600
Wells Fargo & Co., 5.70%	20,000	518,000
Zions Bancorp, 6.95%	20,000	597,400
		5,039,136

Industrials 0.56%
Pitney Bowes, Inc., 6.70%	12,000	320,640

Information Technology 0.48%
eBay, Inc., 6.00%	10,000	273,700

Real Estate Investment Trusts 5.74%
CBL & Associates Properties, Inc., 6.63%	2,640	61,380
CBL & Associates Properties, Inc., 7.38%	4,800	111,648
DDR Corp., 6.50%	11,500	288,305
Digital Realty Trust, Inc., 7.38%	13,848	379,851
Digital Realty Trust, Inc., 6.35%	14,050	381,457
Equity Commonwealth, 5.75%	10,000	253,100
Equity Commonwealth, 6.50%	6,000	155,790
Gramercy Property Trust, 7.13%	3,000	81,000
National Retail Properties, Inc., 5.20%	6,000	145,500
PS Business Parks, Inc., 5.20%	4,000	99,960
Public Storage, 5.40%	10,000	261,800
SL Green Realty Corp., 6.50%	8,100	204,363
Taubman Centers, Inc., 6.25%	3,211	81,367
Taubman Centers, Inc., 6.50%	16,436	413,037
Urstadt Biddle Properties, Inc., 6.75%	4,000	105,600
Urstadt Biddle Properties, Inc., 7.13%	10,000	257,300
		3,281,458

Telecommunication Services 0.93%
Qwest Corp., 6.88%	12,000	307,560
United States Cellular Corp., 7.25%	8,500	224,400
		531,960

60	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Utilities 3.72%
Dominion Resources, Inc., 5.25%	10,000	$251,700
Duke Energy Corp., 5.13%	10,000	261,500
Entergy Arkansas, Inc., 4.88%	10,000	240,500
Entergy Mississippi, Inc., 4.90%	10,000	242,700
NextEra Energy Capital Holdings, Inc., 5.63%	10,000	251,800
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	253,300
SCE Trust I, 5.63%	10,000	251,200
SCE Trust II, 5.10%	5,000	126,750
Southern Co., 5.25%	10,000	250,100
		2,129,550
Total Preferred Stocks (Cost $11,097,078)		11,576,444

Common Stocks 35.59%

Consumer Staples 3.18%
Altria Group, Inc.	6,590	490,757
Philip Morris International, Inc.	6,830	802,183
Reynolds American, Inc.	8,052	523,702
		1,816,642

Energy 10.51%
Buckeye Partners LP	4,705	300,791
Cheniere Energy Partners LP	11,400	369,360
Cone Midstream Partners LP	21,900	415,005
Enbridge, Inc.	4,723	188,023
Energy Transfer Partners LP	26,604	542,456
EnLink Midstream Partners LP	18,140	307,654
Enterprise Products Partners LP	29,080	787,486
Holly Energy Partners LP	4,100	133,168
Magellan Midstream Partners LP	3,825	272,608
MPLX LP	17,250	576,150
SemGroup Corp.	3,800	102,600
Spectra Energy Partners LP	5,305	227,585
Summit Midstream Partners LP	10,200	231,030
Targa Resources Corp.	7,750	350,300
TC PipeLines LP	6,320	347,600
Tesoro Logistics LP	6,032	311,794
USA Compression Partners LP	16,966	277,564
Valero Energy Corp.	1,500	101,190
Western Gas Partners LP	3,000	167,820
		6,010,184

Financials 6.20%
BGC Partners, Inc.	32,644	412,620
Blackstone Group LP/The	19,105	637,152
Blackstone Mortgage Trust, Inc.	24,862	785,639
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	26,529	606,718
Starwood Property Trust, Inc.	42,190	944,634
Wells Fargo & Co.	2,900	160,689
		3,547,452

61

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Shares	Market Value

Real Estate Investment Trusts 10.84%
Apple Hospitality REIT, Inc.	33,050	$618,365
Ashford Hospitality Trust, Inc.	65,300	397,024
Chesapeake Lodging Trust	19,700	482,059
City Office REIT, Inc.	56,470	717,169
Digital Realty Trust, Inc.	4,760	537,642
Education Realty Trust, Inc.	3,800	147,250
Gramercy Property Trust	9,271	275,441
Hersha Hospitality Trust	28,000	518,280
Independence Realty Trust, Inc.	76,579	755,835
Lexington Realty Trust	65,336	647,480
Pebblebrook Hotel Trust	14,213	458,227
Welltower, Inc.	3,000	224,550
WP Carey, Inc.	6,320	417,183
		6,196,505

Telecommunication Services 2.40%
AT&T, Inc.	29,339	1,106,960
Verizon Communications, Inc.	5,950	265,727
		1,372,687

Utilities 2.46%
American Electric Power Co., Inc.	6,170	428,630
Consolidated Edison, Inc.	8,690	702,326
Duke Energy Corp.	3,335	278,773
		1,409,729
Total Common Stocks (Cost $17,941,561)		20,353,199

Corporate Bonds 5.37%	Principal Amount
American University/The, 4.32%, 04/01/45	$250,000	251,537
Entergy Texas, Inc., 5.15%, 06/01/45	100,000	103,072
Ford Motor Co., 9.98%, 02/15/47	500,000	785,067
McLaren Health Care Corp., 4.53%, 05/15/38	290,000	311,183
QUALCOMM, Inc., 4.80%, 05/20/45	1,000,000	1,100,122
Wells Fargo & Co., 7.98%, 03/29/49(a)	500,000	520,000
Total Corporate Bonds (Cost $2,853,196)		3,070,981

Total Investments — 99.56%
(Cost $52,694,467)		56,933,859
Other Assets in Excess of Liabilities — 0.44%		253,150

NET ASSETS — 100.00%		$57,187,009

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2017.

AGM - Assured Guaranty Municipal Corp.

OID - Original Issue Discount

62	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

63

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund

ASSETS
Investments in securities at value (cost $77,120,275, $55,179,977, $98,091,721, $195,769,959 and $52,694,467)	$107,657,511	$87,620,599	$102,492,855	$211,311,101	$56,933,859
Cash	3,091,890	2,279,819	—	—	—
Receivable for Fund shares sold	2,062	111,032	52,820	218,924	20,224
Dividends and interest receivable	501,181	133,410	1,220,942	2,729,404	501,419
Prepaid expenses	22,384	17,262	26,387	31,764	21,384
TOTAL ASSETS	111,275,028	90,162,122	103,793,004	214,291,193	57,476,886

LIABILITIES
Options written, at value (premium received $3,939, $4,898, $0, $0 and $0)	1,920	1,325	—	—	—
Line of credit payable	—	—	—	—	113,487
Payable for Fund shares redeemed	191,272	63,468	98,148	445,467	32,967
Payable for investments purchased	—	419,517	268,500	—	—
Payable for distributions to shareholders	3,574,600	2,540,559	101,233	253,628	65,879
Payable for investment advisory fees	86,522	47,698	41,223	114,211	35,856
Payable for distribution (12b-1) fees	26,766	43,150	12,765	44,015	11,949
Payable for accounting and administration fees	9,592	8,148	25,949	26,489	6,069
Payable for transfer agent fees	6,706	4,428	3,986	12,746	2,909
Other accrued expenses	27,198	25,258	18,991	28,483	20,761
TOTAL LIABILITIES	3,924,576	3,153,551	570,795	925,039	289,877
NET ASSETS	$107,350,452	$87,008,571	$103,222,209	$213,366,154	$57,187,009

SOURCE OF NET ASSETS
As of June 30 2017, net assets consisted of:
Paid-in capital	$73,668,192	$56,043,281	$108,168,499	$202,338,478	$56,704,874
Accumulated undistributed net investment income (loss)	(2,085,055)	(1,953,950)	—	(73,455)	19,120
Accumulated net realized gain (loss) on investments	5,228,060	475,045	(9,347,424)	(4,440,011)	(3,776,377)
Net unrealized appreciation on investments	30,539,255	32,444,195	4,401,134	15,541,142	4,239,392
NET ASSETS	$107,350,452	$87,008,571	$103,222,209	$213,366,154	$57,187,009
NET ASSETS:
Class A Shares	$107,339,335	$86,998,540	$103,167,613	$213,250,868	$56,916,814
Class C Shares	$11,117	$10,031	$54,596	$115,286	$270,195
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	9,195,684	4,349,642	10,904,328	17,829,809	5,835,869
Class C Shares	957	500	5,782	9,643	27,802
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares	$11.67	$20.00	$9.46	$11.96	$9.75
Class C Shares(a)	$11.61 (b)	$20.07 (b)	$9.44	$11.95 (b)	$9.72
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$12.32	$21.11	$9.93	$12.56	$10.24
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%	4.75%	4.75%	4.75%

(a) A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 13 months.

(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

64	SPIRIT OF AMERICA

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 2017 (UNAUDITED)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund

INVESTMENT INCOME
Dividends	$2,266,969	$1,090,926	$574	$1,107,642	$1,019,097
Foreign dividend taxes withheld	(93)	(188)	—	—	—
Interest	12,560	—	2,092,777	4,847,817	593,077
TOTAL INVESTMENT INCOME	2,279,436	1,090,738	2,093,351	5,955,459	1,612,174

EXPENSES
Investment advisory	517,964	399,863	309,307	646,034	187,737
Distribution (12b-1) — Class A	160,180	123,664	77,294	269,062	71,931
Distribution (12b-1) — Class C	51	17	219	472	1,104
Accounting and Administration	28,229	22,604	61,173	73,808	17,187
Auditing	14,958	12,615	12,615	12,615	12,615
Chief Compliance Officer	1,035	781	1,009	2,103	562
Custodian	5,143	3,786	4,234	8,393	2,419
Directors	4,941	3,753	4,791	10,038	2,686
Insurance	8,304	5,930	7,923	16,220	4,338
Legal	3,256	2,460	3,345	6,654	1,782
Printing	12,405	4,693	12,062	24,463	1,762
Registration	12,244	11,312	15,192	17,954	11,562
Transfer agent	19,909	13,809	11,633	37,574	8,816
Line of credit	520	403	503	1,040	277
Interest	1,059	—	2,757	1,069	539
Other	9,673	7,375	4,484	7,787	5,129
TOTAL EXPENSES	799,871	613,065	528,541	1,135,286	330,446
Fees recouped (waived) by Adviser	—	—	(61,224)	51,241	32,010
NET EXPENSES	799,871	613,065	467,317	1,186,527	362,456
NET INVESTMENT INCOME	1,479,565	477,673	1,626,034	4,768,932	1,249,718

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	2,822,400	283,199	(524,896)	468,245	40,320
Net realized gain on foreign currency transactions	—	—	—	—	23
Net realized gain on written option transactions	3,309	930	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(634,637)	5,833,405	2,010,964	3,596,605	1,389,300
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,191,072	6,117,534	1,486,068	4,064,850	1,429,643
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,670,637	$6,595,207	$3,112,102	$8,833,782	$2,679,361

65

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

OPERATIONS
Net investment income	$1,479,565	$1,834,821	$477,673	$1,116,881
Net realized gain (loss) on investment transactions	2,825,709	3,649,009	284,129	3,332,190
Net change in unrealized appreciation (depreciation) of investments	(634,637)	588,500	5,833,405	1,495,145
Net increase in net assets resulting from operations	3,670,637	6,072,330	6,595,207	5,944,216

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,573,657)	(1,834,686)	(2,539,972)	(962,945)
Class C	(338)	(135)	(293)	—
From realized gains:
Class A	—	(5,254,191)	—	(3,674,894)
Class C	—	(462)	—	(52)
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Total distributions to shareholders	(3,573,995)	(7,089,474)	(2,540,265)	(4,637,891)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	5,244,826	9,088,060	8,912,077	11,511,863
Shares issued from reinvestment of distributions	3,090,948	6,198,471	2,267,669	4,276,670
Shares redeemed	(9,882,674)	(21,659,743)	(5,814,924)	(11,555,240)
Total Class A Shares	(1,546,900)	(6,373,212)	5,364,822	4,233,293
Class C Shares:
Shares sold	1,169	9,319	8,925	6,000
Shares issued from reinvestment of distributions	338	598	147	52
Shares redeemed	—	—	—	(5,222)
Total Class C Shares	1,507	9,917	9,072	830
Decrease in net assets derived from capital share transactions	(1,545,393)	(6,363,295)	5,373,894	4,234,123
Total decrease in net assets	(1,448,751)	(7,380,439)	9,428,836	5,540,448

NET ASSETS
Beginning of period	108,799,203	116,179,642	77,579,735	72,039,287
End of period	$107,350,452	$108,799,203	$87,008,571	$77,579,735

Accumuluated undistributed net investment income (loss)	$(2,085,055)	$9,375	$(1,953,950)	$108,642

SHARE TRANSACTIONS
Class A Shares:
Shares sold	442,390	746,130	446,505	607,172
Shares issued from reinvestment of distributions	264,863	535,423	113,379	224,575
Shares redeemed	(836,729)	(1,794,582)	(291,548)	(616,745)
Total Class A Shares	(129,476)	(513,029)	268,336	215,002
Class C Shares:
Shares sold	99	777	435	325
Shares issued from reinvestment of distributions	29	52	8	3
Shares redeemed	—	—	—	(271)
Total Class C Shares	128	829	443	57
Decrease in shares outstanding	(129,348)	(512,200)	268,779	215,059

66	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Income and Opportunity Fund
For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

$1,626,034	$3,476,460	$4,768,932	$8,239,536	$1,249,718	$1,085,087
(524,896)	(136,375)	468,245	(1,942,924)	40,343	(2,208,388)
2,010,964	(2,908,827)	3,596,605	3,564,238	1,389,300	5,529,138
3,112,102	431,258	8,833,782	9,860,850	2,679,361	4,405,837

(1,625,534)	(3,476,263)	(4,452,390)	(8,303,003)	(1,137,277)	(1,075,718)
(500)	(197)	(1,715)	(1,855)	(3,959)	(1,077)

—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	(1,315,660)	—	(1,432,842)
—	—	—	(294)	—	(1,434)
(1,626,034)	(3,476,460)	(4,454,105)	(9,620,812)	(1,141,236)	(2,511,071)

5,452,829	25,751,385	12,914,264	54,172,800	4,326,629	15,188,691
1,001,979	2,213,679	2,960,793	6,469,622	740,547	1,669,240
(11,756,745)	(20,741,983)	(29,222,234)	(40,383,250)	(7,512,030)	(12,450,520)
(5,301,937)	7,223,081	(13,347,177)	20,259,172	(2,444,854)	4,407,411

25,500	29,000	31,856	95,172	66,865	195,413
317	59	1,484	1,970	3,959	2,511
—	—	(14,532)	—	—	—
25,817	29,059	18,808	97,142	70,824	197,924
(5,276,120)	7,252,140	(13,328,369)	20,356,314	(2,374,030)	4,605,335
(3,790,052)	4,206,938	(8,948,692)	20,596,352	(835,905)	6,500,101

107,012,261	102,805,323	222,314,846	201,718,494	58,022,914	51,522,813
$103,222,209	$107,012,261	$213,366,154	$222,314,846	$57,187,009	$58,022,914

$—	$—	$(73,455)	$(388,282)	$19,120	$(89,362)

578,525	2,648,796	1,088,076	4,486,451	447,852	1,597,140
106,433	228,819	248,757	537,118	76,414	174,331
(1,251,713)	(2,153,767)	(2,464,120)	(3,361,211)	(777,875)	(1,309,251)
(566,755)	723,848	(1,127,287)	1,662,358	(253,609)	462,220

2,730	3,013	2,663	7,905	6,887	20,244
33	6	125	163	410	261
—	—	(1,213)	—	—	—
2,763	3,019	1,575	8,068	7,297	20,505
(563,992)	726,867	(1,125,712)	1,670,426	(246,312)	482,725

67

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.67	$11.81	$13.11	$10.26	$10.06	$8.88

From Investment Operations:
Net investment income	0.17	0.21	0.06	0.16	0.04	0.08 [1]
Net realized and unrealized gain (loss) on investments	0.23	0.45	(0.30)	2.86	0.28	1.26
Total from investment operations	0.40	0.66	(0.24)	3.02	0.32	1.34

Less Distributions:
Distributions from net investment income	(0.40)	(0.21)	(0.06)	(0.16)	(0.04)	(0.16)
Distributions from capital gains	—	(0.59)	(1.00)	(0.01)	—	—
Distributions from return of capital	—	—	—	—	(0.08)	—
Total distributions	(0.40)	(0.80)	(1.06)	(0.17)	(0.12)	(0.16)

Net Asset Value, End of Period	$11.67	$11.67	$11.81	$13.11	$10.26	$10.06
Total Return[2]	3.43%[3]	5.66%	(1.88)%	29.55%	3.15%	15.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,339	$108,790	$116,180	$138,539	$126,852	$134,353
Ratio of expenses to average net assets	1.50%[4]	1.54%	1.57%	1.56%	1.68%	1.75%
Ratio of net investment income to average net assets	2.77%[4]	1.65%	0.50%	1.36%	0.33%	0.84%
Portfolio turnover	3%[3]	10%	37%	43%	31%	10%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

68	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016*

Net Asset Value, Beginning of Period	$11.61	$11.73

From Investment Operations:
Net investment income	0.12	0.10 [1]
Net realized and unrealized gain on investments	0.24	0.55
Total from investment operations	0.36	0.65

Less Distributions:
Distributions from net investment income	(0.36)	(0.18)
Distributions from capital gains	—	(0.59)
Total distributions	(0.36)	(0.77)

Net Asset Value, End of Period	$11.61	$11.61
Total Return[2]	3.13%[3]	5.69%[3]

Ratios/Supplemental Data:
Net assets, end of period (000)	$11	$10
Ratio of expenses to average net assets	2.20%[4]	2.24%[4]
Ratio of net investment income to average net assets	2.13%[4]	1.07%[4]
Portfolio turnover	3%[3]	10%[3]

* For the period March 15, 2016 (commencement of operations) to December 31, 2016.

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect CDSC.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

69

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31
		2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$19.01	$18.63	$19.78	$17.72	$14.18	$12.78

From Investment Operations:
Net investment income	0.11 [1]	0.29	0.08	0.14	0.12	0.09 [1]
Net realized and unrealized gain (loss) on investments	1.48	1.29	(0.63)	2.10	3.54	1.40
Total from investment operations	1.59	1.58	(0.55)	2.24	3.66	1.49

Less Distributions:
Distributions from net investment income	(0.60)	(0.25)	(0.09)	(0.14)	(0.12)	(0.09)
Distributions from capital gains	—	(0.95)	(0.51)	(0.04)	—	—
Total distributions	(0.60)	(1.20)	(0.60)	(0.18)	(0.12)	(0.09)

Net Asset Value, End of Period	$20.00	$19.01	$18.63	$19.78	$17.72	$14.18
Total Return[2]	8.36%[3]	8.49%	(2.83)%	12.68%	25.90%	11.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,999	$77,579	$72,039	$76,138	$71,248	$54,436
Ratio of expenses to average net assets	1.49%[4]	1.57%	1.60%	1.60%	1.68%	1.86%
Ratio of net investment income to average net assets	1.16%[4]	1.56%	0.40%	0.78%	0.77%	0.60%
Portfolio turnover	2%[3]	24%	19%	15%	22%	12%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

70	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016*

Net Asset Value, Beginning of Period	$19.14	$18.29

From Investment Operations:
Net investment income	0.07 [1]	0.10 [1]
Net realized and unrealized gain on investments	1.45	1.70
Total from investment operations	1.52	1.80

Less Distributions:
Distributions from capital gains	(0.59)	(0.95)
Total distributions	(0.59)	(0.95)

Net Asset Value, End of Period	$20.07	$19.14
Total Return[2]	7.97%[3]	9.65%[3]

Ratios/Supplemental Data:
Net assets, end of period (000)	$10	$1
Ratio of expenses to average net assets	2.19%[4]	2.27%[4]
Ratio of net investment income to average net assets	0.65%[4]	0.64%[4]
Portfolio turnover	2%[3]	24%[3]

* For the period March 15, 2016 (commencement of operations) to December 31, 2016.

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect CDSC.

3 Not annualized.

4 Annualized.

See accompanying notes which are an integral part of these financial statements.

71

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31
		2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$9.33	$9.57	$9.62	$8.89	$10.08	$9.64

From Investment Operations:
Net investment income	0.15	0.31	0.33	0.35	0.36	0.41 [1]
Net realized and unrealized gain (loss) on investments	0.13	(0.24)	(0.05)	0.73	(1.19)	0.44
Total from investment operations	0.28	0.07	0.28	1.08	(0.83)	0.85

Less Distributions:
Distributions from net investment income	(0.15)	(0.31)	(0.33)	(0.35)	(0.36)	(0.41)
Total distributions	(0.15)	(0.31)	(0.33)	(0.35)	(0.36)	(0.41)

Net Asset Value, End of Period	$9.46	$9.33	$9.57	$9.62	$8.89	$10.08
Total Return[2]	2.99%[3]	0.64%	3.01%	12.35%	(8.39)%	8.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,168	$106,984	$102,805	$107,353	$111,850	$156,793
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.03%[4,5]	1.04%	1.10%[5]	1.10%	1.11%	1.15%
After expense reimbursement or recapture	0.91%[4,5]	0.90%	0.91%[5]	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	3.16%[4]	3.17%	3.50%	3.78%	3.78%	4.01%
Portfolio turnover	2%[3]	10%	11%	7%	19%	13%

1 Calculated based on the average number of shares outstanding during the period.

2 Calculation does not reflect sales load.

3 Not annualized.

4 Annualized.

5 Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

72	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016*

Net Asset Value, Beginning of Period	$9.31	$9.59

From Investment Operations:
Net investment income	0.11	0.17
Net realized and unrealized gain on investments	0.13	(0.28)
Total from investment operations	0.24	(0.11)

Less Distributions:
Distributions from net investment income	(0.11)	(0.17)
Total distributions	(0.11)	(0.17)

Net Asset Value, End of Period	$9.44	$9.31
Total Return[1]	2.55%[2]	(1.19)%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$55	$28
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.88%[3,4]	1.89%[3]
After expense reimbursement or recapture	1.76%[3,4]	1.75%[3]
Ratio of net investment income to average net assets	2.28%[3]	2.19%[3]
Portfolio turnover	2%[2]	10%[2]

* For the period March 15, 2016 (comencement of operations) to December 31, 2016.

1 Calculation does not reflect CDSC.

2 Not annualized.

3 Annualized.

4 Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

73

SPIRIT OF AMERICA INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31
		2016	2015	2014	2013	2012

Net Asset Value, Beginning of Period	$11.72	$11.66	$12.23	$11.19	$12.24	$11.69

From Investment Operations:
Net investment income	0.26	0.46	0.51	0.53	0.53	0.59
Net realized and unrealized gain (loss) on investments	0.22	0.13	(0.53)	1.10	(1.00)	0.61
Total from investment operations	0.48	0.59	(0.02)	1.63	(0.47)	1.20

Less Distributions:
Distributions from net investment income	(0.24)	(0.46)	(0.51)	(0.54)	(0.52)	(0.60)
Distributions from capital gains	—	—	—	—	—	(0.05)
Distributions from return of capital	—	(0.07)	(0.04)	(0.05)	(0.06)	—
Total distributions	(0.24)	(0.53)	(0.55)	(0.59)	(0.58)	(0.65)

Net Asset Value, End of Period	$11.96	$11.72	$11.66	$12.23	$11.19	$12.24
Total Return[1]	4.16%[2]	4.99%	(0.17)%	14.79%	(3.97)%	10.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$213,251	$222,220	$201,718	$210,270	$212,201	$252,025
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.05%[3]	1.09%	1.15%	1.15%	1.19%	1.22%
After expense reimbursement or recapture	1.10%[3]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.43%[3]	3.75%	4.24%	4.44%	4.47%	4.85%
Portfolio turnover	0%[2]	4%	9%	9%	25%	3%

1 Calculation does not reflect sales load.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

74	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016*

Net Asset Value, Beginning of Period	$11.73	$11.78

From Investment Operations:
Net investment income	0.22	0.28
Net realized and unrealized gain on investments	0.21	0.01
Total from investment operations	0.43	0.29

Less Distributions:
Distributions from net investment income	(0.21)	(0.29)
Distributions from return of capital	—	(0.05)
Total distributions	(0.21)	(0.34)

Net Asset Value, End of Period	$11.95	$11.73
Total Return[1]	3.72%[2]	2.43%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$115	$95
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.80%[3]	1.84%[3]
After expense reimbursement or recapture	1.85%[3]	1.85%[3]
Ratio of net investment income to average net assets	3.67%[3]	2.77%[3]
Portfolio turnover	0%[2]	4%[2]

* For the period March 15, 2016 (comencement of operations) to December 31, 2016.

1 Calculation does not reflect CDSC.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

75

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS A

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Period Ended December 31, 2013*

Net Asset Value, Beginning of Period	$9.50	$9.16	$10.20	$9.62	$10.00

Income from Investment Operations:
Net investment income	0.21	0.19	0.25	0.39	0.14
Net realized and unrealized gain (loss) on investments	0.23	0.58	(0.86)	0.73	(0.31)
Total income from investment operations	0.44	0.77	(0.61)	1.12	(0.17)

Less Distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.26)	(0.39)	(0.15)
Distributions from capital gains	—	—	—	—	(0.01)
Distributions from return of capital	—	(0.24)	(0.17)	(0.15)	(0.05)
Total distributions	(0.19)	(0.43)	(0.43)	(0.54)	(0.21)

Net Asset Value, End of Period	$9.75	$9.50	$9.16	$10.20	$9.62
Total Return[1]	4.65%[2]	8.40%	(6.19)%	11.74%	(1.63)%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,917	$57,829	$51,523	$30,470	$7,398
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.14%[3]	1.22%	1.28%	1.66%[4]	2.72%[3]
After expense reimbursement or recapture	1.25%[3]	1.25%	1.25%	1.26%[4]	1.50%[3]
Ratio of net investment income to average net assets	4.33%[3]	1.93%	2.63%	3.83%	3.25%[3]
Portfolio turnover	3%[2]	12%	8%	20%	12%[2]

* For the period July 8, 2013 (commencement of operations) to December 31, 2013.

1 Calculation does not reflect sales load.

2 Not annualized.

3 Annualized.

4 Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

76	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS C

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Period Ended December 31, 2016*

Net Asset Value, Beginning of Period	$9.48	$9.14

From Investment Operations:
Net investment income	0.18	0.18
Net realized and unrealized gain on investments	0.23	0.44
Total from investment operations	0.41	0.62

Less Distributions:
Distributions from net investment income	(0.17)	(0.12)
Distributions from return of capital	—	(0.16)
Total distributions	(0.17)	(0.28)

Net Asset Value, End of Period	$9.72	$9.48
Total Return[1]	4.36%[2]	6.59%[2]

Ratios/Supplemental Data:
Net assets, end of period (000)	$270	$194
Ratio of expenses to average net assets:
Before expense reimbursement or recapture	1.89%[3]	1.97%[3]
After expense reimbursement or recapture	2.00%[3]	2.00%[3]
Ratio of net investment income to average net assets	3.59%[3]	0.65%[3]
Portfolio turnover	3%[2]	12%[2]

* For the period March 15, 2016 (comencement of operations) to December 31, 2016.

1 Calculation does not reflect CDSC.

2 Not annualized.

3 Annualized.

See accompanying notes which are an integral part of these financial statements.

77

NOTES TO FINANCIAL STATEMENTS	JUNE 30, 2017 (UNAUDITED)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds, each with its own investment objective and strategy. This report includes the following funds (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Real Estate Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Municipal Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long- term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares and Class C Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter

78	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2017 is as follows:

	Value Inputs
Real Estate Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Common Stocks	$103,838,624	$—	$—	$103,838,624
Preferred Stocks	3,199,322	—	—	3,199,322
Municipal Bonds	—	543,662	—	543,662
Money Market	75,903	—	—	75,903

Total Investment Securities	$107,113,849	$543,662	$—	$107,657,511

Other Financial Instruments (a)
Written Options	(1,920)	—	—	(1,920)

Total Investments	$107,111,929	$543,662	$—	$107,655,591

Value Fund
Investment Securities:
Common Stocks	$83,007,773	$—	$—	$83,007,773
Preferred Stocks	3,971,665	—	—	3,971,665
Money Market	641,161	—	—	641,161

Total Investment Securities	$87,620,599	$—	$—	$87,620,599

Other Financial Instruments (a)
Written Options	(1,325)	—	—	(1,325)

Total Investments	$87,619,274	$—	$—	$87,619,274

Municipal Fund
Investment Securities:
Municipal Bonds	$—	$101,799,799	$—	$101,799,799
Money Market	693,056	—	—	693,056

Total Investments	$693,056	$101,799,799	$—	$102,492,855

79

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

	Value Inputs
Income Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investment Securities:
Collateralized Mortgage Obligations	$—	$253,475	$—	$253,475
Municipal Bonds	—	158,219,108	—	158,219,108
Common Stocks	14,471,085	—	—	14,471,085
Corporate Bonds	—	17,881,349	—	17,881,349
Preferred Stocks	20,055,736	—	—	20,055,736
Money Market	430,348	—	—	430,348

Total Investments	$34,957,169	$176,353,932	$—	$211,311,101

Opportunity Fund
Investment Securities:
Municipal Bonds	$—	$21,933,235	$—	$21,933,235
Preferred Stocks	11,576,444	—	—	11,576,444
Common Stocks	20,353,199	—	—	20,353,199
Corporate Bonds	—	3,070,981	—	3,070,981

Total Investments	$31,929,643	$25,004,216	$—	$56,933,859

*	Refer to Schedule of Investments for sector/industry classification.

(a)	Other Financial Instruments are derivative instruments not reflected on the Schedules of Investments, such as written option contracts.

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of June 30, 2017 based on input levels assigned at December 31, 2016.

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. For the Real Estate Fund and the Value Fund, income distributions will be paid quarterly. For the Income Fund, Municipal Fund and the Opportunity Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Value Fund and the Real Estate Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

80	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts — The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk. The following is a summary of the written option activity.

	Real Estate Fund		Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at 12/31/2016	10	$1,339	—	$—
Call options written	40	7,378	60	5,828
Call options expired	(20)	(3,309)	(10)	(930)
Call options exercised	(10)	(1,469)	—	—

Outstanding at 6/30/2017	20	$3,939	50	$4,898

The Funds’ use of derivatives for the six months ended June 30, 2017, was limited to written options. The derivative instruments outstanding as of June 30, 2017, as disclosed in the Statements of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Funds.

Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. The month-end average notional amount for the six months ended June 30, 2017 was $1,350 and $805 for Real Estate Fund and Value Fund, respectively. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

	Statements of Assets and Liabilities		Statements of Operations
Fund/Financial Instrument Type	Location of Asset/Liability Derivatives	Value	Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Real Estate Fund
Written Options (Equity Contracts)	Options written, at value	$(1,920)	Net realized gain from written option contracts	$3,309

			Net change in unrealized appreciation (depreciation) on written option transactions		$7,180
Value Fund
Written Options (Equity Contracts)	Options written, at value	$(1,325)	Net realized gain from written option contracts	$930

			Net change in unrealized appreciation (depreciation) on written option transactions		$3,573

Balance Sheet Offsetting Information — During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2017, the Funds were not invested in any portfolio securities or derivatives

81

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

that could be netted subject to netting arrangements. The following table provides a summary of amounts related to derivative instruments and amounts related to financial instruments and cash collateral not offset in the Statements of Assets and Liabilities as of June 30, 2017.

		Amounts not Offset in Statements of Assets and Liabilities
Fund / Derivative	Gross Amounts Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Real Estate Fund
Written options	$(1,920)	$1,920	$—	$—
Value Fund
Written options	$(1,325)	$1,325	$—	$—

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended June 30, 2017, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$3,280,140	$6,802,853
Value Fund	5,961,001	1,371,610
Municipal Fund	2,065,530	7,149,078
Income Fund	—	10,868,486
Opportunity Fund	1,454,887	3,356,259

There were no purchases or sales of Long Term U.S. Government Obligations during the six months ended June 30, 2017.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Fund	0.97%	$517,964
Value Fund	0.97%	399,863
Municipal Fund	0.60%	309,307
Income Fund	0.60%	646,034
Opportunity Fund	0.65%	187,737

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following funds (based on average daily net assets) through April 30, 2018 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the six months ended June 30, 2017, the Adviser waived advisory fees, or reimbursed expenses as indicated:

Fund	Class A	Class C	Fees Recouped (Waived)
Municipal Fund	0.90%	1.75%	$(61,224)
Income Fund	1.10%	1.85%	51,241
Opportunity Fund	1.25%	2.00%	32,010

82	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above. As of June 30, 2017, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements up to the amounts of $524,198, $132,738 and $42,832 from the Municipal Fund, Income Fund and Opportunity Fund, respectively, no later than June 30, 2020.

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the six months ended June 30, 2017, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Fund	0.30%	$160,180	1.00%	$51
Value Fund	0.30%	123,664	1.00%	17
Municipal Fund	0.15%	77,294	1.00%	219
Income Fund	0.25%	269,062	1.00%	472
Opportunity Fund	0.25%	71,931	1.00%	1,104

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more made within one year of purchase. For the six months ended June 30, 2017, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Fund	$209,487	$440
Value Fund	340,854	450
Municipal Fund	208,307	717
Income Fund	512,445	145
Opportunity Fund	162,827	—

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $7,000, $1,500 for each Board meeting attended and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the six months ended June 30, 2017, the Funds were allocated $5,490 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Fund, Income Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because it invests mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality,

83

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

(frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

The Opportunity Fund is non-diversified such that the Fund may invest a larger percentage of its assets in a given security than a diversified fund.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2017, the Income Fund held illiquid restricted securities representing 1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$421,220	$363,133
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,111,163	$2,238,750

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2017, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)(a)	Cost Basis of Investments
Real Estate Fund	$33,155,544	$(2,617,132)	$30,538,412	$77,119,099
Value Fund	32,977,158	(540,103)	32,437,055	55,183,544
Municipal Fund	4,981,424	(582,566)	4,398,858	98,093,997
Income Fund	19,089,170	(3,546,276)	15,542,894	195,768,207
Opportunity Fund	5,059,434	(813,776)	4,245,658	52,688,201

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

84	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

The tax character of distributions paid by each of the Funds for the year ended December 31, 2016, was as follows:

Fund	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Fund	$1,834,821	$—	$5,254,653	$—	$7,089,474
Value Fund	962,945	—	3,674,946	—	4,637,891
Municipal Fund	18,950	3,457,508	—	3	3,476,461
Income Fund	8,236,984	—	—	1,315,954	9,552,938
Opportunity Fund	1,085,258	—	—	1,434,276	2,519,534

Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short-term capital gains as ordinary income for tax purposes.

At December 31, 2016, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Fund	$—	$2,410,551	$—	$31,175,067	$33,585,618
Value Fund	101,561	201,564	—	26,607,223	26,910,348
Municipal Fund	—	—	(8,820,252)	2,387,894	(6,432,358)
Income Fund	—	—	(5,298,290)	11,946,289	6,647,999
Opportunity Fund	—	—	(3,912,348)	2,856,358	(1,055,990)

At December 31, 2016, for federal income tax purposes and the treatment of distributions payable, the following Fund’s had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	Expires December 31,	No Expiration
Fund	2017	Short-Term	Long-Term	Total
Municipal Fund	$522,821	$2,453,555	$5,736,593	$8,712,969
Income Fund	—	1,916,040	2,988,639	4,904,679
Opportunity Fund	—	2,429,293	1,372,966	3,802,259

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2016, the following Fund’s deferred post October capital and late year ordinary losses as follows:

Fund	Post-October Losses
Municipal Fund	$107,283
Opportunity Fund	14,460

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

85

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

Note 9 – Line of Credit

The Funds participate in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Fund’s investments, expiring on May 23, 2018. Borrowing under this Line of Credit bears interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for each Fund is the lesser of $3,000,000 or 30% of the Fund’s daily market value. During the six months ended June 30, 2017, each Fund’s borrowing activity was as follows:

	Real Estate Fund	Value Fund	Municipal Fund	Income Fund	Opportunity Fund
Total bank line of credit as of June 30, 2017	$3,000,000	$3,000,000	$3,000,000	$3,000,000	$2,886,513
Average borrowings during period	$100,538	$—	$99,588	$188,071	$52,979
Number of days outstanding*	36	—	45	23	19
Average interest rate during period	2.396%	2.396%	2.396%	2.396%	2.396%
Highest balance drawn during period	$301,740	$—	$498,327	$495,168	$189,329
Highest balance interest rate	2.722%	2.722%	2.722%	2.722%	2.722%
Interest expense incurred	$1,059	$—	$2,757	$1,069	$539
Interest rate at June 30, 2017	2.722%	2.722%	2.722%	2.722%	2.722%

*	Number of days outstanding represents the total days during the six months ended June 30, 2017 that each Fund utilized the line of credit.

Note 10 – Other Matters

On May 7, 2010, each of William Mason, the Portfolio Manager for the Energy Fund, and DLA, the Fund’s principal underwriter and distributor, received a Notice of Complaint from the Department of Enforcement of the Financial Industry Regulatory Authority (“FINRA”) relating to Mr. Mason’s activities as head of the fixed income trading department of DLA and DLA’s activities as a municipal securities and collateralized mortgage obligations dealer. The Notice of Complaint alleged that each of Mr. Mason and DLA had violated certain NASD and Municipal Securities Rule Making Board fair pricing rules relating to the period January 1, 2005 through January 31, 2007. On April 4, 2012, a FINRA hearing panel issued a decision in this matter, finding that DLA willfully charged excessive markups on certain municipal bond and CMO transactions involving customers, and assessed monetary fines and other sanctions against DLA and Mr. Mason, including the suspension described below. Both DLA and Mr. Mason appealed the decision. On May 27, 2011, FINRA filed a complaint against DLA, the Fund’s principal underwriter and distributor, related to its sales practices in connection with its role as managing dealer of an unaffiliated Real Estate Investment Trust offering, Apple REIT Ten, Inc. (“Apple REIT”). More specifically, FINRA alleged that DLA failed to conduct adequate due diligence, thereby leaving it without a reasonable basis for recommending customer purchases of Apple REIT, in addition to using false, exaggerated and misleading statements regarding the performance of earlier closed Apple REITs. In June 2011, several class action complaints were filed against DLA, Apple REIT entities and certain individuals, also in connection with the sale of various Apple REIT securities. In January 2012, FINRA amended its complaint to add David Lerner as an individual respondent and alleged violations of Section 17(a) of the Securities Act of 1933, as amended, including allegations of false, exaggerated and misleading communications to the public, through customer correspondence and investment seminars, about the investment returns, market values, performance of earlier closed Apple REITs as well as allegations of untrue statements and/or omitted material facts concerning the prior performance, steady distribution rates, unchanging valuations, and prospects of the earlier closed Apple REITs and/or Apple REIT. On October 22, 2012, DLA, Mr. Lerner and Mr. Mason settled all of the foregoing FINRA investigations and actions involving Apple REIT securities and municipal bond and collateralized mortgage obligation pricing. Without admitting or denying the allegations, in connection with the settlement, DLA, Mr. Lerner and Mr. Mason each agreed, among other things, to pay a fine; and Mr. Lerner agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of one year and in any principal capacity for a period of two years thereafter beginning on November 19, 2012; and Mr. Mason agreed to a suspension from affiliation with any FINRA member, including DLA, in any capacity for a period of six months, which suspension ended on June 16, 2013. The fines and suspensions do not involve the Funds or the Adviser. On April 3, 2013, the class action complaints were dismissed, with prejudice, in their entirety. On April 12, 2013, plaintiffs filed a notice of appeal of the class action dismissal. On April 23, 2014, the United States Court of Appeals for the Second Circuit substantially affirmed the April 3, 2013 decision of United States District Judge, Kiyo A. Matsumoto, dismissing with prejudice the class action complaint in In Re Apple REITs Litigation. The Second Circuit held that Judge Matsumoto correctly found that there

86	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)	JUNE 30, 2017 (UNAUDITED)

were no material misrepresentations or omissions in the offering materials for Apple REITs Six through Ten. The appeals court upheld dismissal of ten of the thirteen claims in the case, including all federal and state securities law claims, and also upheld Judge Matsumoto’s refusal to allow plaintiffs to amend their complaint. The appeals court remanded three state common law claims to the District Court for the Eastern District of New York for further proceedings. On March 25, 2015, the District Court dismissed the remaining state common law claims against DLA, with prejudice. Plaintiffs did not file an appeal. Neither the Adviser nor the Funds were a party to any of the investigations or actions listed in this section.

In October 2013, a class action litigation, titled Lewis v. Delaware Charter Guarantee & Trust Company, et al., (the “Litigation”) was commenced in federal court in Nevada against DLA, the Fund’s principal underwriter and distributor, along with other defendants, alleging, inter alia, breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence and misrepresentation. The plaintiffs, purportedly customers who maintain individual retirement accounts at DLA which contained non-traded REIT securities, allege, among other things, that the defendants failed to accurately provide annual fair market values for those REIT securities. The Litigation was transferred to the U.S. District Court for the Eastern District of New York. On March 30, 2015, the District Court dismissed all claims against DLA, with prejudice. Plaintiffs appealed the decision dismissing the claims. On April 4, 2016, the United States Court of Appeals for the Second Circuit unanimously affirmed the judgment of the District Court dismissing the claims against DLA. Plaintiffs did not appeal that dismissal. Neither the Adviser nor the Fund were parties to the Litigation.

Note 11 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no events that require recognition or disclosure in the financial statements.

87

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2017 TO JUNE 30, 2017

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2017 to June 30, 2017.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

88	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

FOR THE SIX MONTH PERIOD JANUARY 1, 2017 TO JUNE 30, 2017

		Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period[1]
Spirit of America Real Estate Income and Growth Fund
Class A	Actual	$1,000.00	$1,034.30	1.50%	$7.57
	Hypothetical[2]	$1,000.00	$1,017.36	1.50%	$7.50
Class C	Actual	$1,000.00	$1,031.30	2.20%	$11.08
	Hypothetical[2]	$1,000.00	$1,013.88	2.20%	$10.99
Spirit of America Large Cap Value Fund
Class A	Actual	$1,000.00	$1,083.60	1.49%	$7.70
	Hypothetical[2]	$1,000.00	$1,017.41	1.49%	$7.45
Class C	Actual	$1,000.00	$1,079.70	2.19%	$11.29
	Hypothetical[2]	$1,000.00	$1,013.93	2.19%	$10.94
Spirit of America Municipal Tax Free Bond Fund
Class A	Actual	$1,000.00	$1,029.90	0.91%	$4.58
	Hypothetical[2]	$1,000.00	$1,020.28	0.91%	$4.56
Class C	Actual	$1,000.00	$1,025.50	1.76%	$8.84
	Hypothetical[2]	$1,000.00	$1,016.07	1.76%	$8.80
Spirit of America Income Fund
Class A	Actual	$1,000.00	$1,041.60	1.10%	$5.57
	Hypothetical[2]	$1,000.00	$1,019.34	1.10%	$5.51
Class C	Actual	$1,000.00	$1,037.20	1.85%	$9.34
	Hypothetical[2]	$1,000.00	$1,015.62	1.85%	$9.25
Spirit of America Income and Opportunity Fund
Class A	Actual	$1,000.00	$1,046.50	1.25%	$6.34
	Hypothetical[2]	$1,000.00	$1,018.60	1.25%	$6.26
Class C	Actual	$1,000.00	$1,043.60	2.00%	$10.13
	Hypothetical[2]	$1,000.00	$1,014.88	2.00%	$9.99

[1]

Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2017 to June 30, 2017. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

[2]	Assumes a 5% annual return before expenses.

89

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended December 31 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0030.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

41 S. High Street

Columbus, OH 43215

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Counsel

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819. This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2017 Spirit of America

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Spirit of America Investment Fund, Inc.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	8/28/2017

By (Signature and Title	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	8/28/2017